As filed with the Securities and Exchange Commission on October 27, 2006.
 Registration No. 33-48606 (BBH Tax Free Short/Intermediate Fixed Income Fund)

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 18

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 78

                                   BBH TRUST
               (Exact name of Registrant as specified in charter)
                                40 Water Street
                          Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)
              Registrant's Telephone Number, Including Area Code:
                                 (617) 423-0800

                                JOHN A. NIELSON
                  40 Water Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

                                    Copy to:
                         JOHN E. BAUMGARDNER, JR., ESQ.
                              Sullivan & Cromwell
                   25 Broad Street, New York, New York 10004


It is proposed that this filing will become effective (check appropriate box) [X] immediately upon filing pursuant to pursuant to paragraph (b)
[] on _________________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a) (i)
[ ] on _______ pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest (par value $.001)








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                                  BBH Tax Free
                            Short/Intermediate Fixed
                                   Income Fund

                                   Prospectus

                                October 27, 2006

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Investment Objective                                                          3
Principal Investment Strategies                                               3
Principal Risk Factors                                                        3
Fund Performance                                                              5
Fees and Expenses of the Fund                                                 7
Investment Adviser                                                            8
Shareholder Information                                                       9
Financial Highlights                                                         13
Additional Information                                                       14
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In anticipation of a voluntary liquidation of the BBH Tax Free
Short/Intermediate Fixed Income Fund (the "Fund"), the Portfolio Manager has begun an orderly sale of all securities in the Fund's portfolio in order to have sufficient cash to meet anticipated shareholder redemptions. Also, the Fund is capping its expenses not to exceed 0.88%.

Effective immediately, the Fund will no longer accept dividend reinvestments. Dividends will be paid in cash. Management recommends that it is in the best interest of shareholders to redeem their shares as soon as possible.

INVESTMENT OBJECTIVE

The investment objective of the BBH Tax Free Short/Intermediate Fixed Income Fund is to provide investors with as high a level of income exempt from federal income tax as is consistent with minimizing price fluctuations in net asset value (NAV) and maintaining liquidity. The Fund's investment objective may only be changed with shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's Board of Trustees has determined that it is in the best interest of the Fund's shareholders to liquidate the Fund. In anticipation of this liquidation, the Fund's adviser has ceased to manage the Fund's portfolio in accordance with the Fund's Principal Investment Strategies and has instead, begun an orderly sale of all securities in the Fund's portfolio in order to have sufficient cash to meet anticipated shareholder redemptions.

PRINCIPAL RISK FACTORS

The principal risks of investing in the Fund are described below. A shareholder may lose money by investing in the Fund.

Market Risk:

This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. A major change in rates could cause the Fund's yield to decline. The Fund invests in longer-term obligations which are usually more sensitive to interest rate changes than shorter-term obligations.


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Credit Risk:

Credit risk refers to the likelihood that an issuer or obligor will default on interest or principal payments. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer's securities. The Investment Adviser invests in securities with a rating of Investment Grade or better, which reduces the Fund's exposure to credit risk. The Fund may hold securities that are insured by a bond insurer. A downgrade of the credit rating of such bond insurer may cause the value of the insured security and the Fund's share price to decline.

Municipal Market Risk:

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security's structure fails to function as intended, the security could become taxable or decline in value.

Concentration Risk:

Because the Fund may invest its assets in municipal securities of issuers financing similar type projects, the Fund may be adversely affected by a particular economic or political event affecting that type project.

INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES MAY BE CHARTERED OR SPONSORED BY ACTS OF CONGRESS, THEIR SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE UNITED STATES TREASURY. SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, BROWN BROTHERS HARRIMAN OR ANY OTHER BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER FEDERAL, STATE OR OTHER GOVERNMENTAL AGENCY.


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FUND PERFORMANCE

The bar chart and table below give an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for the periods indicated compared to those of the Lehman Brothers 3-Year Municipal Index, a broad-based market index. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $5 million and be issued as part of a transaction of at least $50 million.

The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date. As of January 1996, the index also includes zero coupon bonds and bonds subject to the AMT. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged, and it is not possible to invest directly in an index.

For current yield information, please call 1-800-625-5759 toll free, or contact your account representative. When you consider this information, please remember that the Fund's performance before and after taxes, in past years is not an indication of how the Fund will do in the future.

As of June 30, 2006 the Fund had a year-to-date return of 0.10%.

[The following information was depicted as a bar chart in the printed material.]

                                  1996      2.57%
                                  1997      3.98%
                                  1998      4.60%
                                  1999      0.83%
                                  2000      4.36%
                                  2001      5.52%
                                  2002      5.64%
                                  2003      1.57%
                                  2004      0.27%
                                  2005      0.46%


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Highest and Lowest Returns (Quarterly 1996 to 2005)

                                        Highest Return   Quarter Ended    Lowest Return    Quarter Ended
                                        --------------   -------------    -------------    -------------
BBH Tax Free Short/Intermediate
Fixed Income Fund                           2.77%           June-02          (1.70)%          June-04

Average Annual Total Returns (through December 31, 2005)

                                       1 Year           5 Year          10 Year
                                       ------           ------          -------
BBH Tax Free Short/Intermediate
  Fixed Income Fund
  (Return Before Taxes)                 0.46%            2.66%           3.13%

  Return After Taxes on
  Distributions*                        0.46%            2.62%           3.11%

  Return After Taxes on
  Distributions and Sale of
  Fund Shares*                          0.93%            2.61%           3.10%

  Lehman Brothers 3-Year
  Municipal Index                       1.58%            3.14%           4.16%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of State and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold its Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


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FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses that an investor may pay if that investor buys and holds shares of the Fund.

                                SHAREHOLDER FEES
                (Fees paid directly from a shareholder's account)

Maximum Sales Charge (Load Imposed on Purchases)                           None
Maximum Deferred Sales Charge (Load)                                       None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                None
Redemption Fee(1)                                                          1.0%
Exchange Fee                                                               None

                         ANNUAL FUND OPERATING EXPENSES

Management Fee                                           0.25%
Distribution (12b-1) Fee                                 None
Other Expenses(2)                                        0.63%
                                                         -----
Total Annual Fund Operating Expenses                     0.88%

(1) The redemption fee applies to any shares redeemed within 30 days after purchase. See the section entitled "Redemption Fee" for more information on when and how this fee is applied.

(2)   Other Expenses include:
      Administration Fee            0.15%
      Shareholder Servicing Fee     0.25%

Example

The example is intended to help an investor compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that an investor invests $10,000 in the Fund for the time periods indicated and then sells all of his shares at the end of those periods. The example also assumes that an investment has a 5% return each year and that the Fund's operating expenses remain the same as shown in the table above. Although actual costs on an investor's investment may be higher or lower, based on these assumptions the investor's costs would be:

                             1 Year           $   90
                             3 Year           $  281
                             5 Years          $  488
                             10 Years         $1,084


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INVESTMENT ADVISER

The Investment Adviser to the Fund is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the SEC under the Investment Advisers Act of 1940. The Investment Adviser is located at 140 Broadway, New York, NY 10005.

The Investment Adviser provides investment advice and portfolio management services to the Fund. Subject to the general supervision of the Trustees, the Investment Adviser makes the day-to-day investment decisions, places the purchase and sale orders for the portfolio transactions, and generally manages the investments. The Investment Adviser provides a broad range of investment management services for customers in the United States and abroad.

At June 30, 2006, it managed total assets of approximately $42 billion.

Investment strategies for the Fund and all other fixed income accounts managed by the Advisor are formed by the Fixed Income Strategy Group chaired by Mr. Glenn E. Baker, a partner at Brown Brothers Harriman. All issues eligible for purchase in fixed income accounts managed by the Advisor are approved by the Fixed Income Credit Committee, also chaired by Mr. Baker. The implementation of investment strategies in the Funds and across all other fixed income accounts managed by the Advisor is supervised by Mr. Gregory S. Steier, a senior vice president at Brown Brothers Harriman.

Mr. John C.G. Brownlie manages the assets of the Fund on a day-to-day basis.. Mr. Brownlie holds a B.A. from Wheaton College. He joined Brown Brothers Harriman in 1995.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.

As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Investment Adviser, under the Investment Advisory Agreements, the Fund pay the Investment Adviser the following annual fees, computed daily and payable monthly. The percentage of average daily net assets of the Fund is 0.25%.


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SHAREHOLDER INFORMATION

                                 Net Asset Value

The Fund normally determines the NAV of the Fund every day the New York Stock Exchange is open for regular trading and the Federal Reserve banks are open for business. The Fund normally calculates its NAV once daily at 4:00 p.m., Eastern time. NAV is the value of a single share of the Fund.

                               Purchase Of Shares

The Fund offers shares of the Fund on a continuous basis at its NAV without a sales charge. The Fund reserves the right to determine the purchase orders for Fund shares that it will accept. Investors may purchase shares on any day the NAV is calculated. The Fund then executes purchases of shares at the NAV next determined after the Fund receives the purchase order, including acceptable payment for such order. Shares of the Fund are entitled to dividends declared on the next business day following the day the Fund executes the purchase order on the books of the Fund.

An investor who has an account with an Eligible Institution or Financial Intermediary may place purchase orders for Fund shares through that Eligible Institution or Financial Intermediary, which holds such shares in its name on behalf of that customer pursuant to arrangements made between that customer and that Eligible Institution or Financial Intermediary. Each Eligible Institution or Financial Intermediary may establish and amend from time to time a minimum initial and a minimum subsequent purchase requirement for its customers which currently are as low as $1,000. Each Eligible Institution or Financial Intermediary arranges payment for Fund shares on behalf of its customers. Orders received by an Eligible Institution or a Financial Intermediary will be priced at the NAV next calculated after that Eligible Institution or Financial Intermediary, as agent of the Fund, receives the request in good order from its clients. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the purchase of Fund shares.

An investor who does not have an account with an Eligible Institution or a Financial Intermediary must place purchase orders for Fund shares through Citigroup Global Transaction Services, the Fund's Transfer Agent. Such investor's order will be priced at the NAV next calculated after the Fund receives payment. Investors purchasing through the Transfer Agent will be entitled to dividends beginning on the day payment, if by check, is converted into federal funds (normally the business day after the check is received). Such an investor has such shares held directly in the investor's name on the books of the Trust and is responsible for arranging for the payment of the purchase price of Fund shares. Brown Brothers Harriman, the Fund's Shareholder Servicing Agent has established a minimum initial purchase requirement for the Fund of $100,000 and a minimum subsequent purchase requirement for the Fund of $25,000. The Shareholder Servicing Agent may amend these minimum purchase requirements from time to time.


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                              Redemption Of Shares

The Fund executes your redemption request at the next NAV calculated after the Fund receives your redemption request. Shares of the Fund continue to earn dividends declared through the business day that the Fund executes the redemption request on the books of the Fund.

Shareholders must redeem shares held by an Eligible Institution or a Financial Intermediary on behalf of such shareholder pursuant to arrangements made between that shareholder and that Eligible Institution or Financial Intermediary. Normally, the Fund pays proceeds of a redemption to that shareholder's account at that Eligible Institution or Financial Intermediary on a date established by the Eligible Institution or Financial Intermediary. An Eligible Institution or a Financial Intermediary may charge a transaction fee on the redemption of Fund shares.

Shareholders may redeem shares held directly in the name of a shareholder on the books of the Fund by submitting a redemption request in good order to the Fund through the Shareholder Servicing Agent. Normally, the Fund pays proceeds resulting from such redemption directly to shareholders of the Fund generally on the next business day after the redemption request is executed.

                             Redemptions By The Fund

The Shareholder Servicing Agent has established a minimum account size of $100,000 for the Fund, which may be amended from time to time. If the value of a shareholder's holdings in the Fund falls below that amount because of a redemption of shares, the Fund may redeem the shareholder's remaining shares.

If such remaining shares are to be redeemed, the Fund notifies the shareholder and allows the shareholder 60 days to make an additional investment to meet the minimum requirement before the redemption is processed. Each Eligible Institution or Financial Intermediary may establish and amend from time to time for its respective customers a minimum account size, each of which is currently lower than that established by the Shareholder Servicing Agent.

                         Further Redemption Information

Redemptions of shares are taxable events on which a shareholder may realize a gain or a loss. The Fund may suspend a shareholder's right to receive payment with respect to any redemption or postpone the payment of the redemption proceeds for up to seven days and for such other periods as applicable law may permit.

                                 Redemption Fee

Fund Shares that are redeemed within 30 days of purchase are subject to a redemption fee of 1.00% of the total redemption proceeds. The redemption fee is payable to the Fund and is intended to reduce the impact on remaining investors in the Fund of the costs incurred by the Fund in meeting redemption requests from investors who are not long-term investors.


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                           Dividends And Distributions

All of the Fund's net investment income and a discretionary portion of any net short-term capital gains are declared as a dividend daily and paid monthly.

Determination of the Fund's net income is made each business day immediately prior to the determination of the NAV per share of the Fund. Net income for days other than such business days is determined at the time of the determination of the NAV per share of the Fund on the immediately preceding business day.

Each Eligible Institution or Financial Intermediary may establish its own policy with respect to the reinvestment of dividends in additional Fund shares.

Dividends declared are payable to shareholders of record of the Fund on the date of determination. Fund shares purchased through submission of a purchase order prior to 4:00 p.m., Eastern time on such a business day begin earning dividends on the next business day. Investors who purchase any Fund through the Transfer Agent are not entitled to earn dividends until payment is converted to federal funds. Shares redeemed do qualify for a dividend on the business day that the redemption is executed. All shares are held directly in the shareholder's name on the books of the Fund and dividends are paid in cash.

In the event a shareholder redeems all shares held at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares by such shareholder will be subject to the minimum initial purchase requirements.

Substantially all of the Fund's realized net long-term capital gains, if any, are declared and paid to shareholders on an annual basis as a capital gains distribution. The Fund may make an additional dividend and/or capital gains distribution in a given year to the extent necessary to avoid the imposition of federal excise tax on the Fund.

                                      Taxes

The Fund expects that most of its net income will be attributable to interest on municipal obligations and as a result most of the Fund's dividends to shareholders will not be taxable. The non-exempt portions of dividends are taxable to shareholders of the Fund as ordinary income, whether such dividends are paid in cash or reinvested in additional shares.

The Fund's capital gains may be taxable at different rates depending on the length of time the Fund holds its assets. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held Fund shares.


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The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws.

Therefore, distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help an investor understand the financial performance of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming re investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report along with the Fund's financial statements, are included in the annual report, which is available upon request.

                                                                               For the years ended June 30,
                                                                               ----------------------------
                                                           2006           2005            2004            2003            2002
                                                           ----           ----            ----            ----            ----
Net asset value, beginning of year                        $10.52         $10.55          $10.87          $10.73          $10.53
Income from investment operations:
  Net investment income                                     0.21           0.23            0.18            0.25            0.31
  Net realized and unrealized gain
  (loss) on investments                                    (0.19)         (0.05)          (0.28)           0.18            0.22
                                                          ------         ------          ------          ------          ------
  Total income (loss) from
  investment operations                                     0.02           0.18           (0.10)           0.43            0.53
                                                          ------         ------          ------          ------          ------
Less dividends and distributions:
  From net investment income                               (0.21)         (0.18)          (0.18)          (0.26)          (0.31)
  From net realized gains                                   --            (0.03)          (0.04)          (0.03)          (0.02)
    Total dividends and distributions                      (0.21)         (0.21)          (0.22)          (0.29)          (0.33)
                                                          ------         ------          ------          ------          ------
Net asset value, end of year                              $10.33         $10.52          $10.55          $10.87          $10.73
                                                          ======         ======          ======          ======          ======
Total return                                                0.18%          1.75%          (0.75%)          4.04%           5.14%
                                                          ------         ------          ------          ------          ------

Ratio/Supplemental data:
  Net assets, end of year (in millions)                   $   57         $  101          $  126          $  107          $   82
  Ratio of expenses to average net assets:
    Net expenses paid by Fund                               0.85%          0.80%           0.80%           0.82%           0.83%
    Expense offset arrangement                              0.00%(1)       0.00%(1)        0.00%(1)        0.00%(1)        0.01%(1)
                                                          ------         ------          ------          ------          ------
    Total expenses                                          0.85%          0.80%           0.80%           0.82%           0.84%
                                                          ======         ======          ======          ======          ======

Ratio of net investment income to
  Average net assets                                        1.97%          1.68%           1.86%           2.33%           2.90%
  Portfolio turnover rate                                     79%            89%             90%             82%             94%

(1)   Amount is less than 0.01%


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ADDITIONAL INFORMATION

The following information describes the securities the Fund may purchase, the interest on which is exempt from federal income tax may be exempt from the AMT. However, other such securities not mentioned below may be purchased for the Fund if they meet the quality and maturity guidelines set forth in the Fund's investment policies.

Municipal Bonds. Municipal securities are issued to raise money for a variety of purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities provide interest income that is exempt from federal income tax, other than the AMT. They generally have maturities of one year or more. These securities include:

      o General Obligation Bonds--bonds backed by the municipality's pledge of full faith, credit and taxing power.

      o Revenue Bonds--bonds backed by revenues generated by a specific project, facility or tax. These include municipal lease obligations; certificates of participation; municipal water, sewer and power utilities; healthcare facilities; transportation projects; higher education or housing facilities; industrial development and resource recovery bonds.

      o Refunded or Escrowed Bonds--general obligation or revenue bonds that have been fully secured or collateralized by an "escrow fund" consisting of U.S. government obligations that can adequately meet interest and principal payments.

      o Zero Coupon Bonds--securities issued at a discount from their face value that pays all interest and principal upon maturity.

Municipal Notes. Debt obligations issued by states, local governments and regional authorities which provide interest income that is exempt from regular federal income taxes, other than the AMT. They generally have maturities of less than one year. These securities include:

      o Tax and Revenue Anticipation Notes--notes issued in expectation of future taxes or revenues.

      o Bond Anticipation Notes--notes issued in anticipation of the sale of long-term bonds.

      o Municipal Commercial Paper--obligations issued to meet short-term working capital or operating needs.

      o Variable and Floating Rate Instruments--securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice.


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Frequent Trading Policy

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), dilute the interests of other shareholders, increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. As described above, the Fund imposes a fee on redemptions or exchanges of Fund Shares within 30 days of the date of purchase. The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity.

In addition, each agreement among the Fund, its distributor, Eligible Institution and Financial Intermediary will contain representations concerning the Eligible Institution's and Financial Intermediary's policies and procedures to monitor and deter market timing.

No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares, not deemed to be frequent trading, may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's objective is that its redemption fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through an Eligible Institution or a Financial Intermediary in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

The Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares.


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Portfolio Holdings Information

Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

You may also access from the "Online Literature/Holdings Report" section of the website portfolio information as of the end of each of the Fund's fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

================================================================================

BROWN [LOGO]
BROTHERS
HARRIMAN
--------


MORE INFORMATION ON THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL/SEMI-ANNUAL REPORT

Includes the Fund's financial statements and lists portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more details about the Fund and its policies. A current SAI is on file with the SEC and is incorporated by reference and is legally considered part of this prospectus.

TO OBTAIN INFORMATION OR MAKE SHAREHOLDER INQUIRIES:

By telephone             call 1-800-625-5759

By mail write to the Fund's Shareholder Servicing Agent:

                         Brown Brothers Harriman
                         140 Broadway
                         New York, New York 10005

By e-mail send your request to: bbhfunds@bbh.com

On the Internet:

Text-only versions of the Fund's documents can be viewed online or downloaded from:

                         Brown Brothers Harriman
                         http://www.bbhfunds.com
                         SEC http://www.sec.gov

You can also review or obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

SEC file number 811-03779


                                  BROWN [LOGO]
                                  BROTHERS
                                  HARRIMAN





                      STATEMENT OF ADDITIONAL INFORMATION

               BBH TAX FREE SHORT/INTERMEDIATE FIXED INCOME FUND


                  40 Water Street, Boston, Massachusetts 02109

                                October 27, 2006



     BBH Tax Free Short/Intermediate Fixed Income Fund (the Fund) is a separate and diversified series of BBH Trust ("Trust"), which was organized as a Massachusetts business trust on June 7, 1983 and is a management investment company registered under the Investment Company Act of 1940, as amended (1940
Act).

      The Fund is an appropriate investment for investors seeking tax free income returns and who are able to accept fluctuations in the net asset value
(NAV) of their investment, (NAV is the value of a single share of the Fund).. The Fund is designed to have less price fluctuation, than long term bond funds.

     The Annual Report of the Fund dated June 30, 2006 has been filed with the Securities and Exchange Commission (SEC) pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and are hereby incorporated herein by reference. A copy of the Annual Reports will be provided without charge to each person receiving this Statement of Additional Information (SAI).

     Brown Brothers Harriman is the investment adviser (Investment Adviser) of the Fund. This SAI is not a prospectus and should be read in conjunction with the Prospectus dated October 27, 2006, as supplemented from time to time, a copy of which may be obtained from the Trust at the address noted above.

                               TABLE OF CONTENTS

                                                                        Page

Investment Objectives and Policies                                      2
         Securities in Which the Fund Invests                           4
         Investment Restrictions                                        8
Management                                                              11
         Board of Trustees                                              15
         Investment Adviser                                             17
         Administrators                                                 22
         Distributor                                                    23
         Shareholder Servicing Agent                                    23
         Financial Intermediaries                                       24
         Custodian, Transfer and Dividend Disbursing Agent              25
Independent Registered Public Accounting Firm                           25
Code of Ethics                                                          25
Voting Proxies on Fund Portfolio Securities                             25
         Proxy Voting Policies                                          25
         Proxy Voting Procedures                                        27
         Conflicts of Interest                                          27
Net Asset Value                                                         28
Computation of Performance                                              29
Purchases and Redemptions                                               30
Federal Taxes                                                           31
Description of Shares                                                   32
Portfolio Brokerage Transactions                                        34
Bond, Note and Commercial Paper Ratings                                 35
Additional Information                                                  37
Financial Statements                                                    38

INVESTMENT OBJECTIVE AND POLICIES

The following supplements the information contained in the Fund's Prospectus concerning the investment objectives and policies of the Fund. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES OF THE FUND WILL BE ACHIEVED.

THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT IT IS IN THE BEST INTEREST OF THE FUND'S SHAREHOLDERS TO LIQUIDATE THE FUND. IN ANTICIPATION OF THIS LIQUIDATION, THE FUND'S ADVISER HAS CEASED TO MANAGE THE FUND'S PORTFOLIO IN ACCORDANCE WITH THE FUND'S PRINCIPAL INVESTMENT STRATEGIES AND HAS INSTEAD, BEGUN AN ORDERLY SALE OF ALL SECURITIES IN THE FUND'S PORTFOLIO IN ORDER TO HAVE SUFFICIENT CASH TO MEET ANTICIPATED SHAREHOLDER REDEMPTIONS. ALSO, THE FUND IS CAPPING ITS EXPENSES NOT TO EXCEED 0.88%.

EFFECTIVE IMMEDIATELY, THE FUND WILL NO LONGER ACCEPT DIVIDEND REINVESTMENTS. DIVIDENDS WILL BE PAID IN CASH. MANAGEMENT RECOMMENDS THAT IT IS IN THE BEST INTEREST OF SHAREHOLDERS TO REDEEM THEIR SHARES AS SOON AS POSSIBLE.

The investment objective of the Fund is to provide investors with as high a level of income exempt from federal income tax as is consistent with minimizing price fluctuations in NAV and maintaining liquidity. The Fund invests primarily in high quality municipal securities and the dollar-weighted average maturity of the Fund's portfolio is expected to range from one to three years.

Under normal circumstances, the Investment Adviser invests at least 80% of the Fund's assets in fixed income municipal securities, the interest on which is exempt from federal income tax and the AMT.

Although the Fund intends to continue to be fully invested in tax-exempt municipal obligations in order to provide investors with tax-free income, a portion of the assets may be temporarily held in cash or invested in short-term taxable securities if market conditions warrant. These would include obligations issued by the U.S. government, its agencies or instrumentalities, commercial paper issued by corporations, bank obligations (such as certificates of deposit and bankers' acceptances) and repurchase agreements.

The Fund invests in high quality municipal securities. At the time of purchase, municipal bond investments either are rated investment grade by S&P (meaning Aaa, Aa, A or Baa), Moody's Investors Service (Moody's) (meaning AAA, AA, A or
BBB) or Fitch Ratings (Fitch)(meaning AAA, AA, A or BBB) or, if unrated, are of comparable quality as judged by the Investment Adviser. At the time of purchase, tax-exempt note and variable interest rate investments either are rated in one of the highest quality categories of S&P (meaning SP-1 or SP-2), Moody's (meaning MIG 1 or MIG 2), or Fitch (meaning F-1+, F-1 or F-2) or, if unrated, are of comparable quality as judged by the Investment Adviser. At the time of purchase, municipal commercial paper investments either are rated in the highest quality category of S&P(meaning A-1), Moody's (meaning Prime-1) or Fitch (meaning F-1+ or F-1) or, if unrated, are of comparable quality as judged by the Investment Adviser. Taxable money market instruments purchased by the Fund are of high quality and meet the credit standards established by the Board of Trustees.

The maximum maturity of an issue at the time of purchase is limited to five years. Because bonds with shorter maturities are less sensitive to interest rate movements than those with longer maturities, the Fund's dollar-weighted average maturity is designed to lessen the price fluctuation of the Fund's NAV.

The Fund is actively managed by a team of investment professionals. (See "Investment Adviser" in the Prospectus.) The Investment Adviser analyzes and monitors economic trends, monetary policy and bond credit ratings on a continuous basis.

The Investment Adviser may, but does not intend to invest the Fund's assets in securities in which the interest would be taxable for investors subject to the AMT. Depending on the investor's tax bracket; the Fund may provide higher after-tax income than is normally provided by comparable taxable investments. The chart below illustrates the return that a taxable investment would have to yield in order to equal various tax-free returns for the taxable year 2005.

A TAXABLE INVESTMENT WOULD HAVE TO YIELD:

TO EQUAL A TAX- FREE YIELD OF:      10%            15%             27%               30%               35%            38.6%
                                   Tax Bracket*   Tax Bracket*     Tax Bracket*     Tax Bracket*      Tax Bracket*     Tax Bracket*
                2%                     2.2%           2.4%             2.7%             2.9%              3.1%             3.3%
                3%                     3.3%           3.5%             4.1%             4.3%              4.6%             4.9%
                4%                     4.4%           4.7%             5.5%             5.7%              6.2%             6.5%
                5%                     5.6%           5.9%             6.8%             7.1%              7.7%             8.1%
                6%                     6.7%           7.1%             8.2%             8.6%              9.2%             9.8%

              *Joint               up to $12,000 $11,001-$46,700 $46,701-$112,850 $112,850-$171,950 $171,950-$307,050 Above $307,050
              return
          *Single return           up to $6,000      $6,001-     $27,951-$67,700  $67,701-$141,250  $141,251-$307,050 Above $307,050
                                                     $27,950

SECURITIES IN WHICH THE FUND INVESTS

FIXED INCOME SECURITIES DESCRIPTIONS AND TECHNIQUES

Issuers of fixed income securities pay an interest rate that may be either a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will be greater or less than the security's interest rate depending upon whether the cost of the security is less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following descriptions are of the various types of securities that the Fund may invest. Other types of securities may become available that are similar to those described below in which the Fund also may invest, if consistent with its investment objective and policies.

VARIABLE AND FLOATING RATE INSTRUMENTS

These are securities whose interest rates are reset daily, weekly or at another periodic date so that the security remains close to par, minimizing changes in its market value. These securities often have a demand feature which entitles the investor to repayment of principal plus accrued interest on short notice. In calculating the maturity of a variable rate or floating rate instrument for the Fund, the date of the next interest rate reset is used.

U.S. GOVERNMENT SECURITIES

These securities are issued or guaranteed by the U.S. government, its agencies or instrumentalities and may or may not be backed by the "full faith and credit" of the United States. In the case of securities not backed by the full faith and credit of the United States, it may not be possible to assert a claim against the United States itself in the event the agency or instrumentality issuing or guaranteeing the security for ultimate repayment does not meet its commitments. Securities that are not backed by the full faith and credit of the United States include, but are not limited to, securities of the Tennessee Valley Authority, the Federal National Mortgage Association, the Federal Farm Credit System, the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and pass through obligations of the Government National Mortgage Association, the Farmers Home Administration and the Export-Import Bank. There is no percentage limitation with respect to investments in U.S. government securities.

COMMERCIAL PAPER

Assets of the Fund may be invested in commercial paper including variable rate demand master notes issued by U.S. corporations or by non-U.S. corporations that are direct parents or subsidiaries of U.S. corporations. Master notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master notes are callable on demand, but are not marketable to third parties. Consequently, the right to redeem such notes depends on the borrower's ability to pay on demand. At the date of investment, commercial paper must be rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) NRSROs (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by the Investment Adviser under the direction of the Board of Trustees. Any commercial paper issued by a non-U.S. corporation must be U.S. dollar-denominated and not subject to non-U.S. withholding tax at the time of purchase. Aggregate investments in non-U.S. commercial paper of non-U.S. issuers cannot exceed 10% of the Fund's net assets. Since the Fund may contain commercial paper issued by non-U.S. corporations, it may be subject to additional investment risks with respect to those securities that are different in some respects from obligations of U.S. issuers, such as currency exchange control regulations, the possibility of expropriation, seizure or nationalization of non-U.S. deposits, less liquidity and more volatility in non-U.S. securities markets and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions which might adversely affect the payment of principal and interest on securities held by the Fund. If it should become necessary, greater difficulties might be encountered in invoking legal processes abroad than would be the case in the United States. There may be less publicly available information about a non-U.S. issuer, and non-U.S. issuers generally are not subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers.

ZERO COUPON BONDS

These are securities issued at a discount from their face value that pay all interest and principal upon maturity. The difference between the purchase price and par is a specific compounded interest rate for the investor. In calculating the daily income of the Fund, a portion of the difference between a zero coupon bond's purchase price and its face value, is taken into account as income.

BANK OBLIGATIONS

Assets of the Fund may be invested in U.S. dollar-denominated negotiable certificates of deposit and fixed time deposits of banks, savings and loan associations and savings banks organized under the laws of the United States or any state thereof, including obligations of non-U.S. branches of such banks, or of non-U.S. banks or their U.S. or non-U.S. branches, provided that in each case, such bank has more than $500 million in total assets, and has an outstanding short-term debt issue rated within the highest rating category for short-term debt obligations by at least two (unless only rated by one) nationally recognized statistical rating organizations (NRSROs) (e.g., Moody's and S&P) or, if unrated, are of comparable quality as determined by the Investment Adviser under the direction of the Board of Trustees. There is no additional percentage limitation with respect to investments in negotiable certificates of deposit and fixed time deposits of U.S. branches of U.S. banks and U.S. branches of non-U.S. banks that are subject to the same regulation as U.S. banks. Although early withdrawals are not contemplated, fixed time deposits are not readily marketable and may be subject to early withdrawal penalties, which may vary. Assets of the Fund are not invested in obligations of Brown Brothers Harriman, or the Distributor, or in the obligations of the affiliates of any such organization. Assets of the Fund are also not invested in fixed time deposits with a maturity of over seven calendar days, or in fixed time deposits with a maturity of from two business days to seven calendar days if more than 10% of the Fund's net assets would be invested in such deposits.

MUNICIPAL SECURITIES

MUNICIPAL BONDS. These are securities issued by state and local government and regional authorities which provide interest income that is exempt from federal income taxes, other than AMT. They generally have maturities of one year or more. These securities have two principal classifications: general obligations and revenue bonds.
* GENERAL OBLIGATIONS. These securities are backed by the municipality's pledge of full faith, credit and taxing power. Issuers of general obligation bonds include states, counties, cities, towns and regional districts.
* REVENUE OBLIGATIONS. These securities are backed by revenues generated by a specific project, facility or tax. Revenue Bonds are issued to finance a wide variety of capital projects including municipal water, sewer and power utilities; healthcare facilities; transportation projects; higher education or housing facilities; industrial development and resource recovery bonds and lease-backed bonds (including certificates of participation and municipal lease obligations).
REFUNDED OR ESCROWED BONDS. These are general or revenue bonds that have been fully secured or collateralized by an "escrow fund" consisting of U.S. government obligations that can adequately meet interest and principal payments. Refunded bonds often receive a triple A or equivalent rating. Refunded bonds bear the same interest rate and have a very high credit quality. However, as the original bond approaches its pre-refunded date, the bond's price will fall to its pre-refunded price.
MUNICIPAL NOTES. These are securities issued by state and local government and regional authorities which provide interest income that is exempt from federal income taxes, other than AMT. They generally have maturities of less than one year. These securities include tax, revenue and bond anticipation notes. CERTIFICATES OF PARTICIPATION. Certificates of participation are lease financing agreements in the form of a security that is similar to municipal bonds. If a municipality (lessor) does not have a current need for certain facilities, the facility can be leased to a designated non-profit corporation (Trustee) that would in turn sub-lease the facility to other organizations. The Trustee would then sell certificates of participation in the future sub-lease payments. Like municipal bonds, certificates of participation have a face value, a maturity date and set interest rate. However, unlike municipal bonds, certificates of participation are secured only by ownership of the asset and rights of the lessor to receive rental payments under the lease financing agreement.
MUNICIPAL LEASE OBLIGATIONS. These securities are created to finance the purchase of property of public use. The property is then leased to a state or local government and these leases secure the municipal lease obligations. However, municipal lease obligations differ from other municipal securities because each year the lessee's governing body must appropriate the money to make the lease payments. If the money is not appropriated, the issuer or the lessee can end the lease without penalty. If the lease is cancelled, investors who own the municipal lease obligation may not be paid. Since annual appropriations are required to make lease payments, municipal lease obligations generally are not subject to constitutional limitations on the issuance of public debt, and may allow an issuer to increase government liabilities beyond constitutional limits. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligations. If this happens, there is no assurance that the property's private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligations or that the payments will continue to be tax-free.


REPURCHASE AGREEMENTS

A repurchase agreement is an agreement in which the seller (Lender) of a security agrees to repurchase from the Fund the security sold at a mutually agreed upon time and price. As such, it is viewed as the lending of money to the Lender. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements is usually short, from overnight to one week, and at no time are assets of the Fund invested in a repurchase agreement with a maturity of more than one year. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of one year from the effective date of the repurchase agreement. Collateral is marked to the market daily and has a market value including accrued interest at least equal to 100% of the dollar amount invested on behalf of the Fund in each agreement along with accrued interest. If the Lender defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the Lender, realization upon the collateral on behalf of the Fund may be delayed or limited in certain circumstances. A repurchase agreement with more than seven days to maturity may not be entered into for the Fund if, as a result, more than 10% of the Fund's net assets would be invested in such repurchase agreement together with any other investment for which market quotations are not readily available.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Securities may be purchased for the Fund on a when-issued or delayed delivery basis. For example, delivery and payment may take place a month or more after the date of the transaction. The purchase price and the interest rate payable on the securities are fixed on the transaction date. The securities so purchased are subject to market fluctuation and no interest accrues to the Fund until delivery and payment take place. At the time the commitment to purchase securities for the Fund on a when-issued or delayed delivery basis is made, the transaction is recorded and thereafter the value of such securities is reflected each day in determining the Fund's NAV. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. Commitments for such when-issued securities are made only when there is an intention of actually acquiring the securities. To facilitate such acquisitions, a segregated account with the Custodian is maintained for the Fund with liquid assets in an amount at least equal to such commitments. Such a segregated account consists of liquid high grade debt securities marked to the market daily, with additional liquid assets added when necessary to insure that at all times the value of such account is equal to the commitments. On delivery dates for such transactions, such obligations are met from maturities or sales of the securities held in the segregated account and/or from cash flow. If the right to acquire a when-issued security is disposed of prior to its acquisition, the Fund could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments for the Fund may not be entered into if such commitments exceed in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

LOANS OF PORTFOLIO SECURITIES

Securities of the Fund may be loaned if such loans are secured continuously by cash or equivalent collateral or by an irrevocable letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned plus accrued income. While such securities are on loan, the borrower pays the Fund any income accruing thereon, and cash collateral may be invested for the Fund, thereby earning additional income. All or any portion of interest earned on invested collateral may be paid to the borrower. Loans are subject to termination by the Fund in the normal settlement time, currently three business days after notice, or by the borrower on one day's notice. Borrowed securities are returned when the loan is terminated. Any appreciation or depreciation in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its investors. Reasonable finders' and custodial fees may be paid in connection with a loan. In addition, all facts and circumstances, including the creditworthiness of the borrowing financial institution, are considered before a loan is made and no loan is made in excess of one year. There is the risk that a borrowed security may not be returned to the Fund. Securities of the Fund are not loaned to Brown Brothers Harriman or to any affiliate of the Trust, the Fund or Brown Brothers Harriman. However, Brown Brothers Harriman may act as a security lending agent for the Fund and receive customary fees of its services.

BORROWING

The 1940 Act permits a registered investment company to borrow money from banks, so long as it maintains asset coverage of 300% for all outstanding borrowings. Fund must reduce the amount of its borrowings within three days if its asset coverage falls below 300%. As a general matter, the Fund that borrows money is susceptible to the risk of having to sell portfolio securities at an inopportune time in order to maintain the 300% asset coverage ratio required by the 1940 Act. Borrowing may also exaggerate the impact on the Fund of any increase or decrease in the value of its investments (which would have a corresponding effect on the Fund's share value). Money borrowed is also subject to interest costs.

INVESTMENT RESTRICTIONS

The Fund will provide shareholders with at least 60 days notice of any changes in its investment policy that is required by Rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.

The Fund is operated under the following investment restrictions, which are deemed fundamental policies and which may be changed only with the approval of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund (see "Additional Information").

The Trust may invest some or all of the Fund's assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund. However, the Trust, with respect to the Fund, may not:

       (1) borrow money or mortgage or hypothecate its assets, except that in an amount not to exceed 1/3 of the current value of its net assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into repurchase agreements, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money be borrowed only from banks and only either to accommodate requests for the redemption of Fund shares while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute;

      (2) underwrite securities issued by other persons except insofar as it may technically be deemed an underwriter under the Securities Act of 1933, as amended in selling a portfolio security;

      (3) make loans to other persons except (a) through the lending of its portfolio securities and provided that any such loans not exceed 30% of its total net assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its total assets are invested in repurchase agreements maturing in more than seven days, or (c) by purchasing subject to the limitation in paragraph 4 below, a portion of an issue of debt securities of types commonly distributed privately to financial institutions, for which purposes the purchase of a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan; or

      (4) knowingly invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days) if, as a result thereof, more than 10% of the its total assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days).

As the Fundamental policy, at least 80% of the Fund's assets (defined as net assets plus any borrowings for investment purposes) are invested in securities, the interest on which is exempt from federal income taxation and alternative minimum tax.

       (5) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures or the purchase, ownership, holding, sale or writing of options;

     (6) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and options contracts) in the ordinary course of business (the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities is reserved);

    (7) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of its net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (it is the present intention of management to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes; such sales would not be made of securities subject to outstanding options);

      (8) concentrate its investments in securities of issuers in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of its assets, at market value at the time of each investment, may be invested in securities of issuers in any one industry, except that positions in futures or option contracts shall not be subject to this restriction (industrial development and pollution control bonds are grouped into industries based upon the business in which the issuer of such obligations is engaged);

      (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction;

      (10) invest more than 5% of its total assets in the securities or obligations of any one issuer (other than obligations issued by the U.S. government, its agencies or instrumentalities); provided, however, that up to 25% of its total assets may be invested without regard to this restriction (for the purpose of this restriction, it will regard each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues industrial development bonds on behalf of a private entity as a separate issuer); or

     (11) purchase more than 10% of all outstanding debt obligations of any one issuer (other than obligations issued by the U.S. government, its agencies or instrumentalities).

As an operating policy, the Fund has no current intention to engage in options or futures transactions or to lend portfolio securities.

The Fund is classified as "diversified" under the 1940 Act, which means that at least 75% of the Fund's total assets is represented by cash; securities issued by the U.S. government, its agencies or instrumentalities; and other securities limited in respect of any one issuer to an amount no greater than 5% of the Fund's total assets (other than securities issued by the U.S. government, its agencies or instrumentalities). For the purpose of this restriction, the Fund regards each state and each political subdivision, agency or instrumentality of such state and each multi-state agency of which such state is a member and each public authority which issues industrial development bonds on behalf of a private entity as a separate issuer.

NON-FUNDAMENTAL RESTRICTIONS. The Fund may not, as a matter of operating policy (except that the Fund may invest all of its assets in an open-end investment company with substantially the same investment objective, policies and restrictions as the Fund): (i) mortgage, pledge or hypothecate any assets except in connection with one or more borrowings described in Investment Restriction No. 1 and in amounts not to exceed 33 1/3% of the value of its total assets at the time of such borrowing; and These policies are non-fundamental and may be changed without shareholder approval.

PERCENTAGE AND RATING RESTRICTIONS. If a percentage or rating restriction on investment or utilization of assets set forth below or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities or a later change in the rating of a portfolio security is not considered a violation of policy.




                                   MANAGEMENT

TRUSTEES OF THE TRUST

      Information pertaining to the Trustees of the Trust and executive officers of the Trust is set forth below. None of the Trustees are "interested persons" as defined by the 1940 Act.

NAME, BIRTH   POSITION(S)  TERM OF  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                        NUMBER OF FUNDS IN  OTHER
DATE AND      HELD WITH    OFFICE#                                                                     FUND COMPLEX        DIRECTOR-
ADDRESS       TRUST        AND                                                                         OVERSEEN BY         SHIPS
                           LENGTH                                                                      TRUSTEE{circumflex} HELD BY
                           OF TIME                                                                                         TRUSTEE
                           SERVED
Joseph V.     Chairman of  Since    Managing Director, Chairman and Chief Executive Officer of Shields 10                  None
Shields Jr.   the Board    1990     & Company (member of New York Stock Exchange); Chairman of Capital
              and Trustee           Management Associates, Inc. (registered investment adviser);
Birth Date:                         Director of Flowers Industries, Inc. (New York Stock Exchange
March 17,                           listed company).
1938

Shields &
Company 140
Broadway
New York, NY
10005
Eugene P.     Trustee      Since    Chairman & CEO of Westport Asset Fund, Inc.                        10                  Director
Beard                      1993                                                                                            of Old
                                                                                                                           Westbury
Birth Date:                                                                                                                Funds (7)
March 17,
1935

372 Danbury,
Road
2nd Floor,
Wilson, CT
06897
David P.      Trustee      Since    Director of Jeffrey Co. (1992 to present); Director of QMED (1999  10                  Director
Feldman                    1990     to present).                                                                           of
                                                                                                                           Dreyfus
Birth Date:                                                                                                                Mutual
November 16,                                                                                                               Funds (59
1939                                                                                                                       Funds)

P.O. Box 864
Carefree, AZ
85377
Alan G. Lowy  Trustee      Since    Private Investor.                                                  10                  None
                           1993
Birth Date:
April 17,
1939

4111 Clear
Valley Drive
Encino, CA
91436
Arthur D.     Trustee      Since    Retired; Trustee, R.K. Mellon Family Trust (1981 to June 2003);    10                  None
Miltenberger               1992     General Partner, Mellon Family Investment Company IV, V and VI
                                    (1983 to 2002); Director of Aerostructures Corporation (aircraft
Birth Date:                         manufacturer) (1996 to July 2003).
November 8,
1938

503
Darlington
Road
Ligonier, PA
15658
Samuel F.     Trustee      Since    Private Investor.                                                  10                  None
Pryor, IV                  2005

Birth Date:
June 12, 1955

130 East 67th
Street
New York, NY
10021

Officers
John A.      President   Since 2004 President and Principal Executive Officer of the Trust, BBH Fund, Inc., BBH Prime        N/A N/A
Nielsen      and                    Institutional Money Market Fund, Inc. and BBH U.S. Money Market Portfolio (since January
             Principal              2004); He joined Brown Brothers Harriman & Co. ("BBH & Co.") in 1968 and has been a
Birth Date:  Executive              Partner of the firm since 1987.
July 15,     Officer
1943

140 Broadway
New York, NY
10005
Charles H.   Treasurer,  Since 2006 Treasurer, Principal Financial Officer and Anti-Money Laundering Officer of the Trust,   N/A N/A
Schreiber    Principal              BBH Fund, Inc., BBH Prime Institutional Money Market Fund, Inc. and BBH U.S. Money
             Financial              Market Portfolio; Senior Vice President of BBH & Co. since September 1994; Joined BBH &
Birth Date:  Officer,               Co. in 1985
December 10, Anti-Money
1957         Laundering
             Officer
140 Broadway
New York, NY
10005
Nancy D.     Assistant   Since 2002 Assistant Secretary of the Trust, BBH Fund, Inc., BBH Prime Institutional Money Market   N/A N/A
Osborn       Secretary,             Fund, Inc. and BBH U.S. Money Market Portfolio (since August 2002); Assistant Vice
             Assistant              President (since April 2003) of BBH & Co. Joined BBH & Co. in 1996.
Birth Date:  Treasurer
May 4, 1966

140 Broadway
New York, NY
10005
Michael F.   Chief       Since 2005 Chief Compliance Officer of the Trust, BBH Fund, Inc., BBH Prime Institutional Money     N/A N/A
Hogan        Compliance             Market Fund, Inc. and BBH U.S. Money Market Portfolio; Senior Vice President of BBH &
             Officer                Co. since September 1994; Joined BBH & Co. in 1985.
Birth Date:
January 25,
1963

50 Milk
Street
Boston, MA
02109
Gail C.      Secretary   Since 2002 Secretary of the Trust, BBH Fund, Inc., BBH Prime Institutional Money Market Fund, Inc.  N/A N/A
Jones                               and BBH U.S. Money Market Portfolio (since August 2002); Counsel, ReedSmith, LLP (since
                                    October 2002); Corporate Counsel (January 1997 to September 2002) and Vice President
Birth Date:                         (January 1999 to September 2002) of Federated Services Company.
October 26,
1953

1001 Liberty
Avenue
Pittsburgh,
PA 15222-
3779
Judith J.    Vice        Since 2002 Vice President of the Trust, BBH Fund, Inc., BBH Prime Institutional Money Market Fund,  N/A N/A
Mackin       President              Inc. and BBH U.S. Money Market Portfolio (since August 2002); Vice President (since
                                    November 1997) of Federated Services Company.
Birth Date:
May 30, 1960

1001 Liberty
Avenue,
Pittsburgh,
PA 15222-
3779
Victor R.    Assistant   Since 2002 Assistant Secretary of the Trust, BBH Fund, Inc., BBH Prime Institutional Money Market   N/A N/A
Siclari      Secretary              Fund, Inc. and BBH U.S. Money Market Portfolio (since August 2002); Partner, ReedSmith,
                                    LLP (since October 2002); Vice President (March 1996 to September 2002) and Senior
Birth Date:                         Corporate Counsel (July 1998 to September 2002) of Federated Investors, Inc.
November 17,
1961

1001 Liberty
Avenue
Pittsburgh,
PA 15222-
3779
John C.      Assistant   Since 2002 Assistant Treasurer of the Trust, BBH Fund, Inc., BBH Prime Institutional Money Market   N/A N/A
Smith        Treasurer              Fund, Inc. and BBH U.S. Money Market Portfolio (since August 2002); Assistant Vice
                                    President (since September 2001); Associate (September 2000 to August 2001); and Senior
Birth Date:                         Analyst (June 1999 to August 2000) of BBH & Co.
August 2,
1965

50 Milk
Street
Boston, MA
02109

# Each Trustee holds office until he or she attains the age of 70 (72, in the case of Trustees who were elected as such before January 1, 2000), or until he or she sooner dies, resigns or is removed from office in accordance with the provisions of the Declaration of Trust. All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust's By-laws).

{circumflex}The Fund Complex consists of the Trust, BBH Fund, Inc., BBH Prime
   Institutional Money Market Fund, Inc., and BBH U.S. Money Market Portfolio.

BOARD OF TRUSTEES

The Board of Trustees, in addition to supervising the actions of the Trust's Investment Adviser and the Trust's Administrator and Distributor, as set forth below, decide upon matters of general policy with respect to the Trust. The Board meets at least quarterly to review the investment performance of the Fund and other operational matters, including policies and procedures designed to promote compliance with various regulatory requirements. At least annually, the member of the Board of Trustees who are not "interested persons" thereof (as defined in the 1940 Act) (the "Independent Trustees") review the fees paid to the Investment Adviser for investment advisory services, and evaluate, among other things, the quality of such services and comparative fee information with respect to similar investment companies. The Independent Trustees are assisted in this process by independent legal counsel.

The Independent Trustees, except for Mr. Shields, serve on an Audit Committee that selects the independent public accountants for the Fund and review accounting policies and controls. The Audit Committee held four meetings during the last fiscal year.

Messrs. Feldman, Shields and Pryor serve on a Valuation Committee for the Fund which meets on an as-needed basis (and in any event not less frequently than monthly) to determine the "fair value" of any security for which market quotations are not readily available. The Valuation Committee held 12 meetings during the last fiscal year.

TRUSTEE EQUITY OWNERSHIP AS OF 12/31/05

Name of      Dollar Range of    Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by
Trustee      Equity Securities  Director in BBH Family of Funds
             in the Fund
Joseph V.    None               None
Shields, Jr.
Eugene P.    None               None
Beard
David P.     None               None
Feldman
Alan G. Lowy None               None
Arthur D.    None               Over $100,000
Miltenberger
Samuel F.    None               None
Pryor, IV

As of September 30, 2006, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the outstanding shares of the Fund, and to the knowledge of the Trust, no person owned beneficially more than 5% of the outstanding shares of the Fund, except as set forth below.

As of September 30, 2006, the Partners of Brown Brothers Harriman and their immediate families owned 2,648,586 shares (48.08%) of the Fund.

As of September 30, 2006, Brown Brothers Harriman and its affiliates separately have investment discretion over an additional 1,598,502 shares (29.02%) of the Fund and, as to which shares Brown Brothers Harriman disclaims beneficial ownership.

As of September 30, 2006, the following shareholders owned of record, beneficially, or both, 5% or more of the Fund's outstanding shares:

{circle}BBH Tax Free Short/Intermediate Fund: Brown Brothers Harriman Omnibus
   Account owned approximately 47,106,910 shares (99%)

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

COMPENSATION

Each member of the Board of Trustees receives a base annual fee of $50,000 and such base annual fee is allocated among all series of BBH Fund, Inc. BBH Trust, BBH U.S. Money Market Portfolio, and BBH Prime Institutional Money Market Fund, Inc. (in each case, based upon their respective net assets). The Chairman of the Board (Mr. Shields) and the Chairman of the Audit Committee (Mr. Miltenberger) receive an additional fee of $12,500 and $10,000 per year, respectively. In addition, each Trustee receives an additional fee of $2,500 for attending each special Board meetings (meetings of the Board other than the regularly scheduled quarterly Board meetings).

TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED 6/30/06

Name of        Total         Pension or Retirement Benefits Accrued   Estimated Annual   Total Compensation from Fund
Person,        Compensation  as Part of Fund Expenses                 Benefits upon      Complex{circumflex} paid to Trustee
Position       from Fund                                              Retirement
Joseph V.      $1,023.41     None                                     None               $52,000
Shields, Jr.,
Trustee
Eugene P.      $827.66       None                                     None               $42,000
Beard, Trustee
David P.       $827.66       None                                     None               $42,000
Feldman,
Trustee
Alan G. Lowy,  $87.66        None                                     None               $42,000
Trustee
Arthur D.      $925.52       None                                     None               $47,000
Miltenberger,
Trustee
Samuel F.      $595.66       None                                     None               $32,000
Pryor, IV,
Trustee

{circumflex}See corresponding note to "Management" table, above.

Because of the services rendered to the Trust by the Investment Adviser and the Administrator, the Trust requires no employees other than its officers, and the officers receive no compensation from the Trust or the Fund.


INVESTMENT ADVISER

The Investment Adviser to the Fund is Brown Brothers Harriman, Private Bankers, a New York limited partnership established in 1818. Brown Brothers Harriman has established a separately identifiable department (SID) to provide investment advice to mutual funds. The SID is registered with the SEC under the Investment Advisers Act of 1940.

Under its Investment Advisory Agreement with the Trust, subject to the general supervision of the Trustees and in conformance with the stated policies of the Fund, Brown Brothers Harriman provides investment advice and portfolio management services to the Fund. In this regard, it is the responsibility of Brown Brothers Harriman to make the day-to-day investment decisions for the Fund, to place the purchase and sale orders for portfolio transactions of the Fund and to manage, generally, the Fund's investments.

The Investment Advisory Agreement among Brown Brothers Harriman, the Trust, as amended and restated January 12, 2004, remains in effect only as long as the agreement is specifically approved at least annually (i) by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund, or by the Board of Trustees, and (ii) by a vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or "interested persons" (as defined in the 1940 Act) ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was most recently approved by the Independent Trustees on December 12, 2005. The Investment Advisory Agreement terminates automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Board of Trustees or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) on 60 days' written notice to Brown Brothers Harriman and by Brown Brothers Harriman on 90 days' written notice to the Trust , as the case may be (see "Additional Information").
The investment advisory fee paid to the Investment Adviser is calculated daily and paid monthly at an annual rate. The percentage of average daily net assets of the Fund is 0.25%.
Fees incurred for advisory services for the fiscal years ended June 30, 2006, 2005 and 2004 were $198,593, $325,073 and $304,142, respectively.

The investment advisory services of Brown Brothers Harriman to the Fund are not exclusive under the terms of the Investment Advisory Agreement. Brown Brothers Harriman is free to and does render investment advisory services to others, including other registered investment companies.

Pursuant to a license agreement between the Trust and Brown Brothers Harriman dated November 9, 2001, the Trust and each series thereof may use "BBH" in name. The agreement may be terminated by Brown Brothers Harriman at any time upon written notice to the Trust upon the expiration or earlier termination of any investment advisory agreement between the Trust or any investment company in which a series of the Trust invests all of its assets and Brown Brothers Harriman. Termination of the agreement would require the Trust change its name and the name of the Fund to eliminate all references to BBH.


APPROVAL OF CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on December 12, 2005, the Board of Trustees (the "Board") of BBH Trust (the "Trust"), unanimously approved the renewal of the Investment Advisory Agreement (the "IA Agreement") between the Trust and Brown Brothers Harriman & Co. ("BBH") for an additional one-year term. The following is a summary of the factors the Board took into consideration in making its determination to approve the renewal of the IA Agreement.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BBH

      The Board noted that, under the IA Agreement in respect of the Fund, BBH, subject to the supervision of the Board, is responsible for providing a continuous investment program and, makes purchases and sales of portfolio securities consistent with the Fund's investment objective and policies.

      The Board considered the scope and quality of services provided by BBH under the IA Agreement and noted that the scope of services provided had expanded over time, primarily, as a result of regulatory developments. The Board noted that, for example, BBH is responsible for maintaining and monitoring its own and, to varying degrees, the Funds' compliance program, and these compliance programs have recently been refined and enhanced in light of new regulatory requirements. The Board considered the quality of the investment research capabilities of BBH and the other resources it has dedicated to performing services for the Funds. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to each of the Funds under the IA Agreement.

COSTS OF SERVICES PROVIDED AND PROFITABILITY TO BBH

      At the request of the Board, BBH provided information concerning the profitability of BBH's investment company advisory and other fees and its statement of condition for the recent period and as of December 31, 2004, respectively. The Board also reviewed BBH's profitability data for each Fund, which also included the effect of revenue generated by the shareholder servicing, administration, custody and other fees paid by the Fund. The Board noted that most beneficial owners of the Funds' shares are holding these shares in the context of an overall investment management program for which BBH is the adviser and for which BBH charges an investment management fee. Since BBH excludes the assets in the Funds when calculating its advisory fees for its clients, the Board agreed that it is appropriate in an analysis of Fund profitability to reduce the advisory fees for the Funds by the advisory fees that otherwise would have been earned by BBH on the assets involved.

      The Board discussed the difficulty of making comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the Board considered the effect of fall-out benefits on BBH's expenses, as well as the "revenue sharing" arrangements BBH has entered into with certain entities that distribute shares of the Funds. The Board focused on profitability of BBH's relationships with the Funds before taxes and distribution expenses. The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

      The Board also considered the advisory fees of the Fund in comparison to the fees of comparable funds. The Board recognized that the expense ratios for the Fund potentially reflected on BBH's provision of services, as BBH is directly the provider of substantial services and coordinates services provided to the Fund by others. The Board took note of situations in which BBH waived its management fee or reimbursed the Fund's expenses.

FALL-OUT BENEFITS

      The Board considered that BBH did not allocate the Funds' portfolio transactions for third party research, although it did benefit from proprietary research received from brokers that execute the Funds' purchases and sales of securities. The Board recognized that the aggregate amount of commissions generated by Fund transactions was unlikely to result in the Funds receiving from full service broker dealers substantial discounts on commission rates. The Board received and reviewed information concerning BBH's policies with respect to allocating portfolio brokerage.

      The Board also considered that BBH receives shareholder servicing fees from certain funds, and is the Funds' administrator, custodian and securities lending agent. The Board noted that BBH retained no portion of the 12b-1 fees paid by the Fund that operated with a plan. The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.
      The Board recognized that most Fund shareholders were also BBH clients, and that substantial assets are invested in the Funds as a result of an overall investment management program for the shareholder. The Board noted that the Funds also derive reputational and other benefits from their association with BBH and their use of the BBH name, which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues associated with its clients should be fairly regarded as "fallout" benefit from the Funds.

ECONOMIES OF SCALE

      The Board noted that the Funds' advisory fee schedules do not contain breakpoints. As a result, if assets increase, the fee rates would not be reduced on the incremental assets. There may be other economies of scale because many expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced the advisory services in recognition of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of advisory service and total expenses for each Fund were fair and reasonable. Consequently, the advisory fees are in the range of institutional separate account fees, which is to say substantially below, even taking into account the BBH administration fees, typical mutual fund fees. In addition, the Board noted that BBH had supported and continued to support certain Funds through fee waivers and expense reimbursements. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund's current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints.

INVESTMENT RESULTS

      The Board considered the investment results of each of the Funds as compared to investment companies with its peers and with one or more selected securities indices. In addition to the information received by the Board for the meeting, the Board received detailed performance information for each Fund at each regular Board meeting during the year. At the meeting, the Board reviewed information showing performance of each Fund compared to the peers generally over the 1-, 3-, 5- and since inception periods and compared to one or more securities indices over comparable periods.

ADVISORY FEE RATE

The Board considered the advisory fee rate paid by each Fund to BBH. The Board recognized that it is difficult to make comparisons of these fees, and combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds.

BBH also manages accounts for institutional clients with investment objectives similar to those of certain Funds. The fee rates payable by the BBH's institutional clients are generally comparable although occasionally lower, than the rates paid by the Funds. BBH reviewed with the Board the significant differences in the scope of services that BBH provides to institutional clients and to the Funds through both the IA and Administration Agreements (the "Admin. Agreements"). For example, BBH provides, among other things, officers (including the Funds' Chief Compliance Officer and officers to provide required certifications) and administrative services, such as shareholder communications, and tax compliance, with the attendant costs and exposure to liability. BBH also coordinates the provision of services to the Funds by nonaffiliated service providers. These services normally are not provided to non investment company clients, and fees charged to the Funds reflect the costs and risks of the additional obligations. The Board also noted that since the Funds are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. Accordingly, the Board did not place significant weight on these fee comparisons.

The following factors also were noted and considered by the Board in deciding to approve the continuation of the IA Agreements:

The Board reviewed information showing performance of the Fund compared to the Lehman 3-Year Municipal Bond Index. The Fund generally lagged the Average over all relevant periods, which resulted from management's decision to construct a defensive portfolio in recent years. The Board understood management's decision and was pleased to see a portfolio with higher quality securities and a shorter duration than the Index. The Board viewed with favor this performance and noted the benchmark has no fees. The Trustees also noted the Fund's expense ratio was in line with or lower than many Funds of similar size and investment mandate. Taking into account these comparisons and the other factors considered, the Board concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.

PORTFOLIO MANAGER INFORMATION
The following information about the Fund's Portfolio Manager is provided as of the end of the Fund's most recently completed fiscal year.

                                  TOTAL NUMBER OF OTHER
 OTHER ACCOUNTS MANAGED BY            ACCOUNTS MANAGED/
 JOHN BROWNLIE                            TOTAL ASSETS*
 Registered Investment Companies       2 / $550,000,000
 Other Pooled Investment Vehicles                  None
 Other Accounts                      54 / 2,343,800,000
* None of the Accounts has an advisory fee that is based on the performance of the account.
Dollar value range of shares owned in the Fund: none.


COMPENSATION STRUCTURE
Mr. Brownlie is paid a fixed base salary and variable incentives based on his performance and the overall profitability of Brown Brothers Harriman. Base salary is determined within a market competitive salary range, based on his experience and performance, and is reviewed annually. The variable incentives are paid annually after the close of calendar year and are composed of two parts. The potentially largest incentive payment is a performance bonus, which is paid in cash and based on multiple performance criteria using a Balanced Scorecard methodology. The second incentive is participation in a profit sharing plan that allows all employees to share in the success of the Advisor in meeting its profit objectives. This participation is a uniform portion of each employee's base salary and is paid to each employee's 401K account that vests over time.
The most important criterion for establishing Mr. Brownlie's performance bonus is his contribution to the Advisor's Fixed Income Policy Group's strategy/policy formulation process and his effective and consistent implementation of those strategies and policies across all accounts with similar investment objectives and guidelines. Mr. Brownlie's contribution to this process is assessed by the investment leadership overseeing the Fixed Income Policy Group, particularly Mr. Baker and Mr. Steier.



CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of the Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").

The Advisor has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Advisor monitors a variety of areas, including compliance with account investment guidelines, the inclusion only of securities approved for purchase by the Advisor's Fixed Income Credit Committee, and compliance with the Advisor's Code of Ethics. Finally, the Advisor has structured the portfolio managers' compensation in a manner, and the Fund have adopted policies and procedures, reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

ADMINISTRATORS

Brown Brothers Harriman Trust Company, LLC acts as Administrator of the Trust. Brown Brothers Harriman Trust Company, LLC is a wholly-owned subsidiary of Brown Brothers Harriman.

In its capacity as Administrator of the Trust, Brown Brothers Harriman Trust Company LLC administers all aspects of the Trust's operations subject to the supervision of the Board of Trustees except as set forth above under "Investment Adviser" and below under "Distributor." In connection with its responsibilities as Administrator and at its own expense, Brown Brothers Harriman Trust Company LLC (i) provides the services of persons competent to perform such supervisory, administrative and clerical functions as are necessary in order to provide effective administration of the Trust; (ii) oversees the performance of administrative and professional services to the Trust by others, including the Transfer and Dividend Disbursing Agent; (iii) provides adequate office space and communications and other facilities; and (iv) prepares and/or arranges for the preparation, but does not pay for, the periodic updating of the registration statements and the Fund's prospectus, the printing of such documents for the purpose of filings with the SEC and state securities administrators, and the preparation of tax returns for the Fund and reports to shareholders and the SEC.

The Administration Agreement among the Trust and Brown Brothers Harriman Trust Company LLC amended and restated August 4, 2003, will remain in effect only so long as the agreement is specifically approved at least annually in the same manner as the Investment Advisory Agreement (see "Investment Adviser"). The Independent Trustees last approved the Administration Agreement on December 12, 2005. The agreement will terminate automatically if assigned by any party thereto and is terminable with respect to the Trust at any time without penalty by a vote of a majority of the Trustees of the Trust, as the case may be, or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Trust. The Administration Agreement is terminable by the Board of Trustees or shareholders on 60 days' written notice to Brown Brothers Harriman. The agreement is terminable by the Administrator on 90 days' written notice to the Trust.

For the services rendered to the Trust and related expenses borne by Brown Brothers Harriman Trust Company LLC, as Administrator of the Trust, Brown Brothers Harriman Trust LLC receives an annual fee, computed daily and payable monthly, equal to the annual rate of 0.15% of the Fund's average daily net assets.


Fees incurred for administrative services for the fiscal years ended June 30, 2006, 2005 and 2004 were $119,156, $195,044 and $182,485, respectively.



Pursuant to separate Sub-administrative Services Agreements between Brown Brothers Harriman Trust Company, LLC and each of Federated Services Company ("Federated") and Brown Brothers Harriman & Co. ("BBH & Co.")(each, a "Sub-administrator"), the Sub-administrators perform such sub-administrative duties for the Fund as is from time to time agreed upon by Brown Brothers Harriman Trust Company, LLC and each Sub-administrator. The offices of Federated are located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. The offices BBH & Co. are located at 40 Water Street, Boston, Massachusetts 02109. The Sub-administrators' sub-administrative duties may include, but are not necessarily limited to, providing equipment and clerical personnel necessary for maintaining the organization of the Fund participating in the preparation of documents required for compliance by the Fund with applicable laws and regulations, preparing certain documents in connection with meetings of Directors/Trustees and shareholders of the Fund, and other functions that would otherwise be performed by Brown Brothers Harriman Trust Company, LLC as set forth above (see "Administrator"). For performing such sub-administrative services, each Sub-administrator receives such compensation from Brown Brothers Harriman Trust Company, LLC as is from time to time agreed to between Brown Brothers Harriman Trust Company, LLC and each Sub-administrator, which fees, in the aggregate, may not exceed the amount paid to Brown Brothers Harriman Trust Company, LLC by the Fund , respectively.

DISTRIBUTOR

Effective September 16, 2002, Edgewood Services, Inc. ("Edgewood") serves as exclusive Distributor of the Fund's shares. Its offices are located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The Distributor's Contract dated as of September 16, 2002 between the Trust and Edgewood remains in effect for two years from the date of its execution and thereafter, but only so long as the continuance of the agreement is specifically approved at least annually in conformity with the requirements of the 1940 Act. The Distributor's Contract was first approved by the Independent Trustees of the Trust on August 6, 2002. The agreement terminates automatically in the event of its assignment, and may be terminated (i) with respect to the Fund, at any time, without penalty, by the Board of Trustees of the Trust or by a vote of the holders of a "majority of the outstanding voting securities" (as defined in the 1940 Act) of the Fund on not more than ninety (90) days' written notice to Edgewood, and (ii) by Edgewood on ninety (90) days' written notice to the Trust.

SHAREHOLDER SERVICING AGENT

The Trust has entered into a shareholder servicing agreement with Brown Brothers Harriman pursuant to which Brown Brothers Harriman, as agent for the Fund, among other things: answers inquiries from shareholders of and prospective investors in the Fund regarding account status and history, the manner in which purchases and redemptions in each of the Fund's shares may be effected and certain other matters pertaining to the Fund; assists shareholders of and prospective investors in the Fund in designating and changing dividend options, account designations and addresses; and provides such other related services as the Trust or a shareholder of or prospective investor in the Fund may reasonably request. For these services, Brown Brothers Harriman receives from the Fund an annual fee, computed daily and payable monthly, of the average daily net assets of the Fund represented by shares owned during the period for which payment was being made by shareholders who did not hold their shares with an eligible institution. The fees are equal to the annual rate of 0.25% of the Fund's average daily net assets.

FINANCIAL INTERMEDIARIES
From time to time, the Trust and/or its Shareholder Servicing Agent enter into contracts with banks, brokers and other financial intermediaries ("Financial Intermediaries") pursuant to which a customer of the Financial Intermediary may place purchase orders for Fund shares through that Financial Intermediary which holds such shares in its name on behalf of that customer. Pursuant to such contract, each Financial Intermediary as agent with respect to shareholders of and prospective investors in the Fund who are customers of that Financial Intermediary, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customers' shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges or the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. A Financial Intermediary may designate other intermediaries to accept purchase and redemption orders for Fund shares. Customer orders are priced at the Fund's NAV next determined after such order has been accepted by such customer's Financial Intermediary or its authorized designee. The Fund will be deemed to have received a purchase or redemption order for Fund shares when the Financial Intermediary or its authorized designee accepts such order. For these services, the Financial Intermediary receives such fees from the Fund or the Shareholder Servicing Agent as may be agreed upon from time to time between the parties.

ELIGIBLE INSTITUTIONS
The Trust enters into eligible institution agreements with banks, brokers and other financial institutions pursuant to which each financial institution, as agent for the Trust with respect to shareholders of and prospective investors in the Fund who are customers with that financial institution, among other things: provides necessary personnel and facilities to establish and maintain certain shareholder accounts and records enabling it to hold, as agent, its customer's shares in its name or its nominee name on the shareholder records of the Trust; assists in processing purchase and redemption transactions; arranges for the wiring of funds; transmits and receives funds in connection with customer orders to purchase or redeem shares of the Fund; provides periodic statements showing a customer's account balance and, to the extent practicable, integrates such information with information concerning other customer transactions otherwise effected with or through it; furnishes, either separately or on an integrated basis with other reports sent to a customer, monthly and annual statements and confirmations of all purchases and redemptions of Fund shares in a customer's account; transmits proxy statements, annual reports, updated prospectuses and other communications from the Trust to its customers; and receives, tabulates and transmits to the Trust proxies executed by its customers with respect to meetings of shareholders of the Fund. For these services, each financial institution receives from the Fund an annual fee, computed daily and payable monthly, equal to 0.05% of the Fund's average daily net assets represented by shares owned during the period for which payment was being made by customers for whom the financial institution was the holder or agent of record.

CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT
Brown Brothers Harriman, 40 Water Street, Boston, Massachusetts 02109, is the Custodian for the Fund.

As Custodian for the Fund, it is responsible for holding the Fund's assets pursuant to a custodian agreement with the Trust. Cash is held for the Fund in demand deposit accounts at the Custodian. Subject to the supervision of the Administrator of the Trust, the Custodian maintains the accounting records for the Fund and each day computes the NAV and net income per share of the Fund.

Citigroup Global Transaction Services, Two Portland Square, Portland, ME 04101 is the Transfer and Dividend Disbursing Agent for the Fund. The Transfer and Dividend Disbursing Agent is responsible for maintaining the books and records detailing ownership of the Fund's Shares.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP, Boston, Massachusetts is the independent registered public accounting firm for the Fund.

CODE OF ETHICS

The Trust, the Adviser and the Distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code of ethics to invest in securities, including securities that may be purchased or held by the Fund. However, the codes of ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Of course, there can be no assurance that the codes of ethics will be effective in identifying and addressing all conflicts of interest relating to personal securities transactions. The code of ethics of the Trust, the Adviser and the Distributor are on file with and are available from the SEC (See "Additional Information" below).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Investment Adviser authority to vote proxies on the securities held in the Fund's portfolios. The Board has also approved the Investment Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICES
The Investment Adviser generally will cast in favor of proposals that maintain or strengthen the shared interests of shareholders and management; increase shareholder value; maintain or increase shareholder influence over the issuer's board of directors and management; and maintain or increase the rights of shareholders.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the Investment Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

The Investment Adviser will generally vote FOR proposals to:

{circle}Declassify the board of directors and require annual election of directors
{circle}Require auditor independence where availability of independent candidates is reasonable
{circle}Ensure shareholders' right to confidential voting
{circle}Require shareholder vote on any future poison pill
{circle}Removal of super-majority vote requirements
{circle}Change to a simple majority vote for shareholders
{circle}Restrict charitable contributions
{circle}Prevent a company from soliciting/influencing employees' political contributions
{circle}Convert traditional stock option plans to performance-
   indexed/benchmarked/indexed-based stock option plans
{circle}Review link between stock option compensation and performance {circle}Issue reverse stock splits
{circle}Repurchase shares when deemed appropriate by management {circle}Declare dividends when deemed appropriate by management {circle}Appoint external independent auditors
{circle}Deliver annual reports
{circle}Adjust executive performance-based incentive compensation to exclude non-recurring or non-operating income from the calculation {circle}Expense stock options on income statement/exceed the requirements of
   SFAS 123/provide more detailed reporting of stock option accounting.

The Investment Adviser will generally vote AGAINST proposals to do the following when the company is in compliance with existing regulation:

{circle}Classify/stagger the election of directors
{circle}Require adoption of a workplace/vendor code of conduct based on international conventions or require additional reporting {circle}Environmental reporting, restrictions or requirements
{circle}Disclose strategic development planning
{circle}Socially-responsible criteria/social performance/human capital development/employee satisfaction criteria in executive compensation {circle}Modify existing Equal Employment Opportunity policy language {circle}Specifically restrain international lending practices
{circle}Require social/environmental/community "sustainability" reports {circle}Restrict, label, prohibit, require shareholder approval of genetically modified foods or products/activities containing specific chemicals/environmental agents
{circle}Require specific pension plan offerings for employees
{circle}Restrict or require reporting on political contributions/political lobbying/employees who serve in a governmental capacity
{circle}Require cumulative voting
{circle}Impose pharmaceutical price caps/ceilings
{circle}Initiate or renew poison pills (shareholder rights plans) {circle}Reprice stock options
{circle}Require geographic rotation of annual meetings
{circle}Dictate company activities or require additional reporting regarding military activities/weaponization of space
{circle}Require a company to pay/increase a dividend or dictate use of cash flow {circle}Require reporting on anti-predatory lending practices or linking anti-
   predatory lending practices to executive compensation
{circle}Form a separate board committee to review sub-prime lending {circle}Nominate a "wage roll employee" or any other specific category of person to the board
{circle}Require reporting of cell-phone related accidents
{circle}Require additional tobacco warnings/smoke-free restaurants and facilities
{circle}Restrict investment in tobacco, alcohol, gambling or other stocks {circle}Require additional reporting or rules concerning animal rights {circle}Conversion from closed-end fund to open-end fund
{circle}Prohibit privatization/require reports on prohibiting privatization {circle}Establish a shareholder matching gift plan
{circle}Link executive compensation to workforce/employee hiring trends {circle}Require a fixed date for annual meetings
{circle}Require additional special reporting about advertising practices {circle}Issue new shares (stock split) when the proposed new total number of shares is greater than 2 1/2 times the currently outstanding number of shares (10% for international companies, unless use of funds is specified).

The Investment Adviser will review the following types of proposals on a case-by-case basis:

{circle}Executive severance and compensation arrangements
{circle}Requirements to hire a proxy voting firm
{circle}Women/minorities on the board of directors
{circle}Multiple candidates for the board of directors
{circle}Composition of the board of directors
{circle}Independent nominating committee of the board of directors {circle}Non-discrimination on the basis of sexual preference
{circle}Suspension or cancellation of restricted stock program
{circle}Cap on non-audit fees for auditor
{circle}Term limits
{circle}Board committee to review conflicts of interest
{circle}State of incorporation
{circle}Separation of role of Chairperson and CEO
{circle}Require independent chairperson
{circle}All take over bids

The Investment Adviser will abstain from voting on an increase of Rule 12b-1 fees for open-end mutual funds.

PROXY VOTING PROCEDURES
The Investment Adviser has formed a Proxy Review Committee (PRC) to exercise all voting discretion in accordance with the proxy voting policies. The PRC is chaired by a senior investment management portfolio manager who oversees proxy review procedures and opinions. All members of the PRC are investment management employees who are Series 7 and 66 registered, except that there shall be at least one member who is an officer of Brown Brothers Harriman Trust Company. An investment management partner also oversees the activities of the PRC and is consulted on complex proxy issues and general PRC guidelines. In addition, the PRC will consult with a buy-side equity analyst of the Investment Adviser who follows a particular company on certain significant proposals concerning that company, such as mergers. Casting of votes will be performed and recorded by the Investment Adviser's Investment Management Services Proxy Processing Group (IMS) as directed by the PRC. All voting decisions by the PRC will be documented together with the committee's reasoning as to how they arrived at their vote.

CONFLICTS OF INTEREST
The Investment Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Investment Adviser. This may occur when a significant business relationship exists between the Investment Adviser (or its affiliates) and a company involved with a proxy vote. The PRC Chairperson will identify and document known potential or existing conflicts. Once identified, the Chairperson will document the reasons why such voting action should be taken. Additionally, if a member of the PRC becomes conflicted with a proxy voting matter, either directly or indirectly, or through association with that PRC member's business line, he or she must inform the Chairperson of the PRC of their conflicted status and document how and why that individual reached a conflicted status. This record will then be maintained by the IMS as part of the voting record. The conflicted PRC member will then become restricted to voting in the conflicted proxy matter and the Chairperson in charge of the PRC will assign another unrestricted individual to vote on that proxy matter. If the conflict covers all members of the PRC then the Chairperson of the PRC will document the PRC's decision on how to vote the conflicted proxies. In the event of a conflict of interest that is deemed to be irreconcilable by the Chairperson of the PRC, the Chairperson will review the conflict with either the Chairman of the Fund's Board of Directors or the Chairman of the Audit Committee. The voting record on conflicted proxies will be reviewed by the Investment Adviser's Compliance Department for completeness of the documentation.

PROXY VOTING REPORT

A report on "Form N-PX" of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available through BBH's website. Go to www.bbhfunds.com; select "Online Literature/Holdings Report" to access the link to Form N-PX.



      PORTFOLIO HOLDINGS INFORMATION

      Information concerning the Fund's portfolio holdings is available on the BBH website at www.bbhfunds.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website approximately 15 days after the end of the month and remains posted until replaced by the information for the succeeding month.

NET ASSET VALUE
Net Asset Value (NAV) is the value of a single share of the Fund. The NAV of the Fund's Shares is normally determined each day the New York Stock Exchange (NYSE) is open for regular trading and the Federal Reserve banks are open for business. (As of the date of this SAI, the NYSE and banks are open every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day and Christmas.) This determination of NAV of each share of the Fund is made once during each such day as of the close of regular trading on the NYSE by subtracting from the value of the Fund's total assets the amount of liabilities, including expenses payable or accrued, and dividing the difference by the number of shares of the Fund outstanding at the time the determination is made.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by one or more pricing services, use of which has been approved by the Board of Trustees. In making such valuations, each pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair market value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trustees. Short-term investments which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired for the Fund was more than 60 days, unless this is determined not to represent fair value.

COMPUTATION OF PERFORMANCE



The average annual total rate of return of the Fund is calculated for any period by (a) dividing (i) the sum of the aggregate NAV on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, (b) raising the quotient to a power equal to 1 divided by the number of years in the period, and (c) subtracting 1 from the result.

The total rate of return of the Fund for any specified period is calculated by
(a) dividing (i) the sum of the aggregate NAV on the last day of the period of shares purchased with a $1,000 payment on the first day of the period and the aggregate NAV on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to shares purchased on the first day of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) $1,000, and (b) subtracting 1 from the result.

The annualized, five year and ten year total rates of return for the Fund for the fiscal year ended June 30, 2006 were 0.18%, 2.05% and 3.04%, respectively. The total rate of return should not be considered a representation of the total rate of return of the Fund in the future since the total rate of return is not fixed. Actual total rates of return depend on changes in the market value of, and dividends and interest received from, the investments held by the Fund and the Fund's expenses during the period.

Total rate of return information may be useful for reviewing the performance of the Fund and for providing a basis for comparison with other investment alternatives. However, unlike bank deposits or other investments which pay a fixed yield for a stated period of time, the Fund's total rate of return fluctuates, and this should be considered when reviewing performance or making comparisons.

Any "yield" quotation of the Fund consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a 30-day or one-month period and is calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

Any tax equivalent yield quotation of the Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield is the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield is the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates, and (b) the portion of the yield which is not tax-exempt.

The 30-day yield and tax equivalent yield assuming a tax rate of 36% for the period ended June 30, 2006 were 2.89% and 4.52%, respectively. The yield should not be considered a representation of the yield of the Fund in the future since the yield is not fixed. Actual yields depend on the type, quality and maturities of the investments held for the Fund, changes in interest rates on investments, and the Fund's expenses during the period.


The Fund's performance may be used from time to time in shareholder reports or other communications to shareholders or prospective investors. Performance figures are based on historical earnings and are not intended to indicate future performance. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indexes (such as the Lehman 3-Year General Obligation Municipal Bond Index or the Merrill Lynch 0-3 Year General Obligation Municipal Bond Index) and to investments for which reliable performance data is available. Performance information may also include comparisons to averages, performance rankings or other information prepared by recognized mutual fund statistical services. To the extent that unmanaged indexes are so included, the same indexes are used on a consistent basis. The Fund's investment results as used in such communications are calculated on a total rate of return basis in the manner set forth below.

Period and average annualized "total rates of return" may be provided in such communications. The "total rate of return" refers to the change in the value of an investment in the Fund over a stated period based on any change in NAV and including the value of any shares purchasable with any dividends or capital gains distributions during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one year period, and that all dividends and capital gains distributions are reinvested. An annualized total rate of return is slightly higher than a period total rate of return if the period is shorter than one year, because of the assumed reinvestment.

PURCHASES AND REDEMPTIONS

A confirmation of each purchase and redemption transaction is issued upon execution of that transaction.

A shareholder's right to any redemption may be suspended for more than seven days: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when regular trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency exists which causes disposal of, or evaluation of the NAV of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Redemptions from the Fund are processed once a completed account application with a certified taxpayer identification number has been received.

In the event a shareholder redeems all shares held in the Fund at any time during the month, all accrued but unpaid dividends are included in the proceeds of the redemption and future purchases of shares of the Fund by such shareholder would be subject to the Fund's minimum initial purchase requirements.

The Trust reserves the right to discontinue, alter or limit the automatic reinvestment privilege at any time, but will provide shareholders prior written notice of any such discontinuance, alteration or limitation.

The value of shares redeemed may be more or less than the shareholder's cost depending on the Fund's performance during the period the shareholder owned such shares.

FEDERAL TAXES

Each year, the Trust intends to continue to qualify the Fund and elect that the Fund be treated as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M of the Code the Fund is not subject to federal income taxes on amounts distributed to shareholders. A 4% non-deductible excise tax is imposed on the Fund to the extent that certain distribution requirements for the Fund for each calendar year are not met. The Trust intends to continue to meet such requirements. The Portfolio is also not required to pay any federal income or excise taxes.

Annual notification as to the tax status of capital gains distributions, if any, is provided to shareholders shortly after June 30, the end of the Trust's fiscal year. Additional tax information is mailed to shareholders in January. Under U.S. Treasury regulations, the Trust and each eligible institution are required to withhold and remit to the U.S. Treasury a portion (31%) of dividends and capital gains distributions on the accounts of those shareholders who fail to provide a correct taxpayer identification number (Social Security Number for individuals) or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to such withholdings. Prospective investors should submit an IRS Form W-9 to avoid such withholding.

This tax discussion is based on the tax laws and regulations in effect on the date of this SAI; however such laws and regulations are subject to change. Shareholders and prospective investors are urged to consult their tax advisors regarding specific questions relevant to their particular circumstances.

RETURN OF CAPITAL. If the NAV of shares is reduced below a shareholder's cost as a result of a dividend or capital gains distribution from the Fund, such dividend or capital gains distribution would be taxable even though it represents a return of invested capital.

REDEMPTION OF SHARES. Any gain or loss realized on the redemption of shares by a shareholder who is not a dealer in securities is treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. However, any loss realized by a shareholder upon the redemption of shares held one year or less is treated as a long-term capital loss to the extent of any long-term capital gains distributions received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange shares is disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend or capital gains distribution.

TREATMENT OF DISTRIBUTIONS. The non-exempt portion of dividends is taxable as ordinary income, whether such dividends are paid in cash or reinvested in additional shares. These dividends are not eligible for the dividends-received deduction allowed to corporate shareholders. Capital gains distributions are taxable to shareholders as long-term capital gains, whether paid in cash or reinvested in additional shares and regardless of the length of time a particular shareholder has held shares of the Fund.

OTHER TAXES. The treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Distributions to shareholders may be subject to additional state and local taxes. Shareholders are urged to consult their tax advisors regarding any state or local taxes.

The exemption for federal income tax purposes of dividends derived from interest on municipal bonds does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authority. Shareholders of the Fund may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities of the state in which they may reside but may be subject to tax on income derived from obligations of other jurisdictions. Shareholders are advised to consult with their own tax advisors about the status of distributions from the Fund in their own states and localities.

In accordance with the investment objective of the Fund, it is expected that the Fund's net income is attributable to interest from municipal bonds and, as a result, dividends to shareholders are designated by the Trust as "exempt interest dividends" under Section 852(b) (5) of the Code, which may be treated as items of interest excludible from a shareholder's gross income. Although it is not intended, it is possible that the Fund may realize short-term capital gains or losses from securities transactions as well as taxable interest income depending on market conditions.



DESCRIPTION OF SHARES

The Trust is an open-end management investment company organized on June 7, 1983, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Its offices are located at 40 Water Street, Boston, Massachusetts 02109; its telephone number is (800) 625-5759. The Trust's Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each Fund share represents an equal proportionate interest in the Fund with each other share. Upon liquidation or dissolution of the Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. Shares of each series participate equally in the earnings, dividends and assets of the particular series. Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series vote together in the election or selection of the Trust's Trustees, principal underwriters and auditors for the Trust. Upon liquidation or dissolution of the Trust, the shareholders of each series are entitled to share pro rata in the net assets of their respective series available for distribution to shareholders. The Trust reserves the right to create and issue additional series of shares. The Trust currently consists of four series.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of the Trust may elect all of the Trustees of the Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee of the Trust. The Trust is not required and has no current intention to hold meetings of shareholders annually but the Trust will hold special meetings of shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees of the Trust by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below. The Trust may enter into a merger or consolidation, or sell all or substantially all of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Trustees of the Trust recommend such sale of assets, the approval by vote of the holders of a majority of the Trust's outstanding shares will be sufficient. The Trust may also be terminated upon liquidation and distribution of its assets, if approved by the vote of the holders of two-thirds of its outstanding shares.

Share certificates are not issued by the Trust.

The By-Laws of the Trust provide that the presence in person or by proxy of the holders of record of one half of the shares of the Fund outstanding and entitled to vote thereat shall constitute a quorum at all meetings of Fund shareholders, except as otherwise required by applicable law. The By-Laws further provide that all questions shall be decided by a majority of the votes cast at any such meeting at which a quorum is present, except as otherwise required by applicable law.

The Trustees of the Trust themselves have the power to alter the number and the terms of office of the Trustees of the Trust, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and to appoint their own successors; provided that at least two-thirds of the Trustees of the Trust have been elected by the shareholders.

The Declaration of Trust provides that, at any meeting of shareholders of the Fund, each Eligible Institution or Financial Intermediary may vote any shares as to which that Eligible Institution or Financial Intermediary is the agent of record and which are otherwise not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which that Eligible Institution or Financial Intermediary is the agent of record. Any shares so voted by an Eligible Institution or Financial Intermediary are deemed represented at the meeting for purposes of quorum requirements.

The Trust is an entity of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder's incurring financial loss because of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trust's Trustees individually but only upon the property of the Trust and that the Trust's Trustees are not liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trust's Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

With respect to the Fund, the Trust may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's investable assets in a no-load, diversified, open-end management investment company having substantially the same investment objective as those applicable to the Fund. In such event, the Fund would no longer directly require investment advisory services and therefore would pay no investment advisory fees. Further, the administrative services fee paid from the Fund would be reduced. Such an investment would be made only if the Trustees believe that the aggregate per share expenses of the Fund and such other investment company would be less than or approximately equal to the expenses which the Fund would incur if the Trust were to continue to retain the services of an investment adviser for the Fund and the assets of the Fund were to continue to be invested directly in portfolio securities.

It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the Fund's shareholders and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Fund's shareholders.

However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the Fund's shareholders with respect to (a) any proposal relating to the investment company in which the Fund's assets were invested, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the investment company that is identical, in all material respects, to a proposal that has previously been approved by shareholders of the Fund.

PORTFOLIO BROKERAGE TRANSACTIONS
The securities in which the Fund invests are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. Where possible, transactions on behalf of the Fund are entered directly with the issuer or from an underwriter or market maker for securities involved. Purchases from underwriters of securities may include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include a spread between bid and asked price. The policy of the Fund regarding purchases and sales of securities is that primary consideration is given to obtaining the most favorable prices and efficient executions of transactions. In seeking to implement the Fund's policies, the Investment Adviser effects transactions with those brokers and dealers who the investment Adviser believes provide the most favorable prices and are capable of providing efficient executions. While reasonably competitive spreads or commissions are sought for the Fund, the Fund will not necessarily be paying the lowest spread or commission available. If the Investment Adviser believes such prices and executions are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; and appraisals or evaluations of portfolio securities. For the fiscal years ended June 30, 2004, 2005 and 2006, the portfolio turnover rates for the Fund were 90%, 89% and 79%, respectively.

On those occasions when Brown Brothers Harriman deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, Brown Brothers Harriman, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions, if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction are made by Brown Brothers Harriman in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Fund. In some instances, this procedure might adversely affect the Fund.

Although the Fund generally holds investments until maturity and do not seek profits through short-term trading, they may dispose of any portfolio security prior to its maturity if they believe such disposition advisable.

It is expected that the investment in another investment company will have no preference, preemptive, conversion or similar rights, and will be fully paid and non-assessable. It is expected that the investment company will not be required to hold annual meetings of investors, but will hold special meetings of investors when, in the judgment of its trustees, it is necessary or desirable to submit matters for an investor vote. It is expected that each investor will be entitled to a vote in proportion to the share of its investment in such investment company. Except as described below, whenever the Trust is requested to vote on matters pertaining to the investment company, the Trust would hold a meeting of the shareholders of the Fund and would cast its votes on each matter at a meeting of investors in the investment company proportionately as instructed by the Fund's shareholders.

However, subject to applicable statutory and regulatory requirements, the Trust would not request a vote of the shareholders of the Fund with respect to
(a) any proposal relating to the investment company in which the Fund's assets were invested, which proposal, if made with respect to the Fund, would not require the vote of the shareholders of the Fund, or (b) any proposal with respect to the investment company that is identical, in all material respects, to a proposal that has previously been approved by shareholders of the Fund.

BOND, NOTE AND COMMERCIAL PAPER RATINGS

Moody's

Aaa, Aa and A - Bonds rated Aaa are judged to be of the "Best Quality". The rating of Aa is assigned to bonds that are of "high quality by all standards", but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds". The foregoing ratings for bonds are sometimes presented in parentheses preceded with a "con" indicating that the bonds are rated conditionally. Issues rated Aaa or Aa may be further modified by the numbers 1, 2 or 3 (3 being the highest) to show relative strength within the rating category. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such parenthetical rating denotes the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Standard & Poor's

AAA, AA and A - The AAA rating is the highest rating assigned to debt obligations and indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade", are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to adverse effects or changes in circumstances and economic conditions. Bonds rated AA or A may be modified with a plus (+) or a minus (-) sign to show relative strength within the rating category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

Fitch Ratings

AAA, AA and A - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Note and Variable Rate Investment Ratings

Moody's - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow of funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, through not as large as MIG-1.

S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.

Fitch - F-1+, F-1 and F-2. Notes assigned F-1+ are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. Notes assigned F-2 have a satisfactory degree of assurance for timely payment, but margins of protection are not as great as for issues rated F-1+ and F-1. The symbol LOC may follow a note rating which indicates that a letter of credit issued by a commercial bank is attached to the note.

Corporate Commercial Paper Ratings

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1 indicates highest quality repayment capacity of rated issue.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A-1 have the greatest capacity for timely payment. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1+ issues are regarded as having the strongest degree of assurance for timely payment. An F-1 rating reflects an assurance of timely payment only slightly less in degree than an F-1+ rating. The symbol LOC may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper.

OTHER CONSIDERATIONS

The ratings of S&P, Moody's and Fitch represent their respective opinions of the quality of the securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, securities with the same maturity, coupon and rating may have different yields and securities of the same maturity and coupon with different ratings may have the same yield.

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer;
(ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.

ADDITIONAL INFORMATION

As used in this SAI and the Prospectus, the term "majority of the outstanding voting securities" (as defined in the 1940 Act) currently means the vote of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or represented by proxy; or (ii) more than 50% of the outstanding voting securities, whichever is less.

Fund shareholders receive semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by independent auditors.

With respect to the securities offered by the Prospectus, this Statement of Additional Information and the Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C. or by calling 1-202-942-8090. Additionally, this information is available on the EDGAR database at the SEC's Internet site at http://www.sec.gov. A copy may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

Statements contained in this SAI and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement. Each such statement is qualified in all respects by such reference.

A copy of the Declaration of Trust establishing the Trust is on file in the office of the Secretary of the Commonwealth of Massachusetts.

FINANCIAL STATEMENTS

The Annual Reports of the Fund dated June 30, 2006 have been filed with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder and is hereby incorporated herein by reference. Copies of the Annual Reports will be provided without charge to each person receiving this SAI.

APPENDIX - LISTING OF SERVICE PROVIDERS
The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP

LEGAL COUNSEL

Sullivan & Cromwell LLP

SERVICE PROVIDERS

Federated Services Company

Edgewood Services, Inc.

ReedSmith LLP

SECURITY PRICING SERVICES

ITG, Inc.

FT Interactive

Reuters, Inc.

RATINGS AGENCIES

Fitch Ratings

Moody's Investor Service

Standard & Poor's










PART C (BBH Tax Free Short/Intermediate Fixed Income Fund)

OTHER INFORMATION

ITEM 22.  EXHIBITS:

          (a) (i) Conformed copy of Amended and Restated Declaration of Trust of the Registrant; (10)
               (ii) Conformed   copy  of   Certificate   of   Amendment  to  the
                    Declaration of Trust of the Registrant; (16)
               (iii) Conformed  copy of  Designation  of  Series  of The 59 Wall
                    Street U.S. Treasury Money Fund; (10)
               (iv) Conformed  copy  of  Designation  of  Series  of The 59 Wall
                    Street Tax Free Short/Intermediate Fixed Income Fund; (10)
               (v) Designation of Series of The 59 Wall Street Tax Exempt Money Fund; (11)
               (vi) Redesignation  of Series of BBH Money Market Fund,  BBH U.S.
                    Treasury Money Fund, BBH Tax Free Short/Intermediate Fixed Income Fund and BBH Tax Exempt Money Fund (16)
          (b)  (i) Conformed copy of By-Laws of the Registrant; (10)
               (ii) Conformed  copy  of  Amendment  #2 of  the  By-Laws  of  the
                    Registrant; (17)
          (c)  Not Applicable;
          (d)  Conformed copy of Advisory  Agreement with respect to The 59 Wall
               Street Tax Free Short/Intermediate Fixed Income Fund; (10)
          (d)  (i) Conformed  copy of Amended and Restated  Investment  Advisory
               Agreement with respect to Tax Free/Short Intermediate Fixed Income Fund; (11)
               (ii) Conformed copy of Investment Advisory Agreement with respect to the Tax Exempt Money Fund (16)
               (iii) Conformed  copy  of  the  Amended  and  Restated   Advisory
                    Agreement of the Registrant; (18)
          (e)  Conformed copy of Distribution Agreement of the Registrant; (16)
          (f)  Not Applicable;
          (g)  (i) Conformed copy of Custody Agreement of the Registrant; (1)
               (ii) Conformed  copy of Custody  Agreement  with  Brown  Brothers
                    Harriman & Co.; (14)
               (iii) Conformed  copy  of  Transfer   Agency   Agreement  of  the
                    Registrant; (1)
               (iv) Conformed  copy of  Transfer  Agency  Agreement  with  Forum
                    Financial Services; (13)
               (v) Conformed copy of Amended and Restated Transfer Agency Agreement with Forum Financial Services; (13)
               (vi) Conformed  copy of Addendum and Second  Amendment to Amended and Restated  Transfer  Agency  Agreement of the Registrant;
                    (17)

          (h)  (i)  Conformed  copy  of  Amended  and  Restated   Administration
                    Agreement of the Registrant; (8)
               (ii) Conformed  copy  of  Administration   Agreement  with  Brown
                    Brothers Harriman Trust Company, LLC; (14)
               (iii) Conformed  copy  of  Amended  and  Restated  Administration
                    Agreement with Brown Brothers  Harriman Trust Company,  LLC;
                    (17)
               (iv) Conformed copy of  Subadministrative  Services  Agreement of the Registrant; (16)
               (v)  Conformed copy of License Agreement of the Registrant; (2)
               (vi) Conformed  copy of  Eligible  Institution  Agreement  of the
                    Registrant; (8)
               (vii) Conformed  copy of  Expense  Reimbursement  Agreement  with respect to The 59 Wall Street Money Market Fund; (6)
               (viii) Conformed  copy of Expense  Reimbursement  Agreement  with respect to The 59 Wall Street U.S. Treasury Money Fund; (7)
               (ix) Expense Reimbursement  Agreement with respect to The 59 Wall
                    Street Tax Free Short/Intermediate Fixed Income Fund; (8)
               (x)  Conformed  copy  of  Expense  Reimbursement  Agreement  with respect to The 59 Wall Street Tax Exempt Money Fund; (11)
               (xi) Conformed  copy  of  Expense  Reimbursement  Agreement  with respect  to  BBH  Trust,  BBH  Fund,  Inc.  and  BBH  Common
                    Settlement II, Inc.; (16)
          (i) Conformed copy of Opinion of Counsel (including consent) of the Registrant; (12)
          (j) Conformed copy of Consent of Independent Registered Public Accounting Firm with respect to BBH Tax Free Short/Intermediate Fixed Income Fund; (*)
          (k)  Not Applicable;
          (l)  Conformed copy of Purchase Agreement of the Registrant; (1)
          (m)  Not Applicable;
          (n)  Not Applicable;
          (o)  (i)  Conformed  copy  of  Power  of  Attorney  of  the  President
               (Principal Executive Officer), Vice President and Treasurer (Principal Accounting Officer and Principal Financial Officer, and Trustees of the Registrant; (15)
               (ii) Conformed  copy  of  Power  of  Attorney  of  the  President
                    (Principal Executive Officer) of the Registrant; (16)
               (iii) Conformed  copy of  Power of  Attorney  of  Trustee  of the
                    Registrant; (19)
          (p) (i) Conformed copy of Code of Ethics of Edgewood Services, Inc., a subsidiary of Federated Investors, Inc. (15)
               (ii) Conformed copy of Code of Ethics of the Registrant. (16)


*  All exhibits have been filed electronically.

(1)   Filed with Amendment No. 1 to this Registration Statement on October 28,
1983.
(2)   Filed with Amendment No. 10 to this Registration Statement on August 31,
1990.
(3) Filed with Amendment No. 11 to this Registration Statement on February 14, 1991.
(4)   Filed with Amendment No. 14 to this Registration Statement on June 15,
1992.
(5) Filed with Amendment No. 15 to this Registration Statement on October 27, 1992.
(6) Filed with Amendment No. 16 to this Registration Statement on October 27, 1992.
(7) Filed with Amendment No. 17 to this Registration Statement on September 3, 1993.
(8) Filed with Amendment No. 18 to this Registration Statement on September 3, 1993.
(9) Filed with Amendment No. 19 to this Registration Statement on September 3, 1993.
(10) Filed with Amendment No. 31 to this Registration Statement on October 27, 1995.
(11) Filed with Amendment No. 41 to this Registration Statement on November 30, 1998.
(12) Filed with Amendment No. 50 to this Registration Statement on November 1, 1999.
(13) Filed with Amendment No. 62 to this Registration Statement on September 29, 2000.
(14) Filed with Amendment No. 65 to this Registration Statement on October 26, 2001.
(15) Filed with Amendment No. 69 to this Registration Statement on October 28, 2002.
(16) Filed with Amendment No. 70 to this Registration Statement on October 24, 2003.
(17) Filed with Amendment No. 72 to this Registration Statement on October 28, 2005.
(18) Filed with Amendment No. 74 to this Registration Statement on October 28, 2005.
(19) Filed with Amendment No. 75 to this Registration Statement on October 20, 2006.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT. See "Trustees and Officers" in the Statement of Additional Information
filed as part of this Registration Statement.

ITEM 24.    INDEMNIFICATION.

      As permitted by Section 17(h) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Article VII of the Registrant's By-Laws, officers, Trustees, employees and agents of the Registrant may be indemnified against certain liabilities in connection with the Registrant. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 5 of the Distribution Agreement, Edgewood Services, Inc., as Distributor of shares of each series of the Registrant, may be indemnified against certain liabilities which it may incur. Such Article VII of the By-Laws and Section 5 of the Distribution Agreement are hereby incorporated by reference in their entirety.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the Registrant or the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person or the principal underwriter in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The investment adviser of the Registrant's BBH Tax Free Short/Intermediate Fixed Income Fund, Brown Brothers Harriman & Co. ("BBH & Co."), is a New York limited partnership. BBH & Co. conducts a general banking business and is a member of the New York Stock Exchange, Inc.

      To the knowledge of the Registrant, none of the general partners or officers of BBH & Co. is engaged in any other business, profession, vocation or employment of a substantial nature.


Item 26.    Principal Underwriters:



            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BBH Fund, Inc., BBH Trust, Hibernia Funds, The Huntington Funds, Huntington VA Funds, MTB Group of Funds and WesMark Funds.

            (b)

            (1)                (2)                     (3)
Name and Principal       Positions and Offices   Positions and Offices
 Business Address           With Distributor      With Registrant


Charles L. Davis, Jr.    President,
5800 Corporate Drive     Edgewood Services, Inc.--
Pittsburgh, PA 15237-7002

Thomas R. Donahue        Director and Executive--
5800 Corporate Drive     Vice President,
Pittsburgh, PA 15237-7002Edgewood Services, Inc.

Peter J. Germain         Director,--
5800 Corporate Drive     Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas E. Territ         Director,
5800 Corporate Drive     Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley II         Director and Treasurer--
5800 Corporate Drive     Edgewood Services, Inc.
Pittsburgh, PA 15237-7002


Christine Johnston       Vice President,--
5800 Corporate Drive     Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

C. Todd Gibson           Secretary,  --
5800 Corporate Drive     Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Lori A. Hensler          Assistant Treasurer,
5800 Corporate Drive     Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak         Assistant Treasurer,
5800 Corporate Drive     Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Edward C. Bartley        Assistant Secretary,
5800 Corporate Drive     Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

(c)         Not applicable

ITEM 27.    LOCATION OF ACCOUNTS AND RECORDS.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of:

         BBH Trust
         40 Water Street
         Boston, MA 02109

         Brown Brothers Harriman
         59 Wall Street
         New York, NY 10005
         (investment adviser)

         Brown Brothers Harriman Trust Company, LLC
         63 Wall Street
         New York, NY 10005
         (administrator)

         Federated Services Company
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA 15222-3779
         (subadministrator)

         Edgewood Services, Inc.
         Federated Investors Tower
         1001 Liberty Avenue
         Pittsburgh, PA 15222-3779
         (placement agent)

         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA 02109
         (custodian)

         Forum Financial Services, LLC
         Two Portland Square
         Portland, ME 04101
         (transfer agent)


ITEM 28.    MANAGEMENT SERVICES.

      Other than as set forth under the caption "Management of the Trust" in the Prospectus constituting Part A of this Registration Statement, Registrant is not a party to any management-related service contract.


ITEM 29.    UNDERTAKINGS.

      (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, BBH Trust (BBH Tax Free Short/Intermediate Fixed Income Fund), certifies that it meets all of the requirement for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, Pennsylvania on the 27th day of October, 2006.

                                   BBH TRUST

                            By: /s/ JOHN A. NIELSON
                           John A. Nielson, President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the date indicated above.

SIGNATURE                                  TITLE

/s /JOSEPH V. SHIELDS, JR.                 Trustee and
(J.V. Shields, Jr.)                        Chairman of the Board

/s/ JOHN A. NIELSON                        President (Principal
(John A. Nielson)                          Executive Officer)

/s/ EUGENE P. BEARD                        Trustee
(Eugene P. Beard)

/s/ DAVID P. FELDMAN                       Trustee
(David P. Feldman)

/s/ ARTHUR D. MILTENBERGER                 Trustee
(Arthur D. Miltenberger)

/s/ ALAN G. LOWY                           Trustee
(Alan G. Lowy)

/s/ RICHARD L. CARPENTER                   Trustee
(Richard L. Carpenter)

/s/ J. ANGUS IVORY                         Trustee
(J. Angus Ivory)

s/ SAMUEL PRYOR IV                         Trustee
(Samuel Pryor IV)


/s/ MICHAEL D. MARTINS                     Treasurer, Vice President,
(Michael D. Martins)                       Principal Accounting
                                           Officer and Principal Financial
                                           Officer